Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2012
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTIX
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMPX
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTDX
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNIX
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGPX
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNDX
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAISX
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIPX
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCAX
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIDX
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POFIX
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOCPX
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POADX
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APPDX
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGFIX
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCPX
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGFAX
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGWDX
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFIX
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANFPX
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNCAX
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFDX
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFJEX
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADJPX
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANDAX
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIDX
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANJIX
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFVPX
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIVAX
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJDX
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANVIX
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCPX
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALNFX
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBDX
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNIX
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANRPX
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAAX
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREDX
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVIX
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASVPX
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVADX
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNVDX
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGLIX
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGPX
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMDX
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGSCX
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARSPX
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGSNX
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRLCX
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARLPX
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGAX
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLCNX
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMCX
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMPX
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMAX
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMCNX
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGTX
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTPX
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGTAX
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGTNX
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGHCX
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTAX
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTCX
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNAX
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNCX
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIAX
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNICX
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIRX
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POPAX
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POOBX
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POPCX
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOORX
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGWAX
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGWBX
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGWCX
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFAX
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFBX
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFCX
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNEAX
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNEBX
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNECX
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNERX
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJAX
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJCX
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANJRX
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBAX
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBBX
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBCX
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANLRX
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNAX
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNBX
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNCX
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNRX
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVAX
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVBX
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVCX
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNVRX
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMAX
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMCX
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGSAX
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGSBX
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGSCX
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RALGX
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBLGX
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCLGX
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCRX
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDAX
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDBX
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDCX
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMRX
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAGTX
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBGTX
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCGTX
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAGHX
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBGHX
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCGHX

Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund
Allianz AGIC Emerging Markets Opportunities Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Emerging Markets Opportunities Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	1.30%	none	0.04%	1.34%
Class P	1.40%	none	0.04%	1.44%
Class D	1.40%	0.25%	0.04%	1.69%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz AGIC Emerging Markets Opportunities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	136	425	734	1,613
Class P	147	456	787	1,724
Class D	172	533	918	1,998

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
206%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets-that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of
participation by investors, analyst coverage, liquidity and
regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund's benchmark, the
MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based,
actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to
20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk
(high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 4.39% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 31.40% Lowest 10/01/2008-12/31/2008 -31.46%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC Emerging Markets Opportunities Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(18.50%)	0.67%	13.28%	May 27, 2004
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(18.77%)	none	12.56%	May 27, 2004
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(12.02%)	0.28%	11.46%	May 27, 2004
Class P	Class P - Before Taxes	(18.63%)	0.53%	13.13%	May 27, 2004
Class D	Class D - Before Taxes	(18.82%)	0.26%	12.82%	May 27, 2004
MSCI Emerging Markets Index	MSCI Emerging Markets Index	(18.42%)	2.40%	12.99%	May 27, 2004
Lipper Emerging Markets Funds Average	Lipper Emerging Markets Funds Average	(20.31%)	0.36%	11.34%	May 27, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC Emerging Markets Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
206%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets-that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of
participation by investors, analyst coverage, liquidity and
regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund's benchmark, the
MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based,
actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to
20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most
		recent fiscal year end, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk
(high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses
		paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 4.39% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 31.40% Lowest 10/01/2008-12/31/2008 -31.46%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Lipper Emerging Markets Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Funds Average
1 Year	rr_AverageAnnualReturnYear01	(20.31%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	11.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2005	rr_AnnualReturn2005	41.79%
Annual Return 2006	rr_AnnualReturn2006	38.18%
Annual Return 2007	rr_AnnualReturn2007	48.50%
Annual Return 2008	rr_AnnualReturn2008	(57.83%)
Annual Return 2009	rr_AnnualReturn2009	67.06%
Annual Return 2010	rr_AnnualReturn2010	21.30%
Annual Return 2011	rr_AnnualReturn2011	(18.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.46%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.50%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	13.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(18.77%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(12.02%)
5 Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	11.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.63%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	13.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.82%)
5 Years	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	12.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004

Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund
Allianz AGIC Income & Growth Fund
Investment Objective
The Fund seeks total return comprised of current income, current gains and capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Income & Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.95%	none	0.01%	0.96%
Class P	1.05%	none	0.01%	1.06%
Class D	1.05%	0.25%	0.01%	1.31%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz AGIC Income & Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	98	306	531	1,178
Class P	108	337	585	1,294
Class D	133	415	718	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
129%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund's investments across asset classes will vary substantially from time to time. The Fund's investments in each asset class are based upon the portfolio managers' assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the
Fund's investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market
securities). Normally the Fund will employ a strategy of writing
(selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed.
In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Derivative
instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's deterioration or default (High Yield Risk,
Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange
rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks"  in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional
Class shares. Class P and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 5.55% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 18.61% Lowest 10/01/2008-12/31/2008 -20.44%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC Income & Growth Fund	Label	1 Year	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(1.26%)	4.80%	Feb 28, 2007
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(4.24%)	1.20%	Feb 28, 2007
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(0.74%)	1.90%	Feb 28, 2007
Class P	Class P - Before Taxes	(1.31%)	4.70%	Feb 28, 2007
Class D	Class D - Before Taxes	(1.59%)	4.40%	Feb 28, 2007
S&P 500 Index	S&P 500 Index	2.11%	(0.16%)	Feb 28, 2007
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index	7.84%	6.40%	Feb 28, 2007
Lipper Flexible Portfolio Funds Average	Lipper Flexible Portfolio Funds Average	(1.24%)	1.54%	Feb 28, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC Income & Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return comprised of current income, current gains and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
129%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund's investments across asset classes will vary substantially from time to time. The Fund's investments in each asset class are based upon the portfolio managers' assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the
Fund's investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market
securities). Normally the Fund will employ a strategy of writing
(selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed.
In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index
		futures contracts and other derivative instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Derivative
instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's deterioration or default (High Yield Risk,
Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange
rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks"  in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional
Class shares. Class P and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses
		paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 5.55% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 18.61% Lowest 10/01/2008-12/31/2008 -20.44%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Lipper Flexible Portfolio Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Flexible Portfolio Funds Average
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2008	rr_AnnualReturn2008	(33.65%)
Annual Return 2009	rr_AnnualReturn2009	48.94%
Annual Return 2010	rr_AnnualReturn2010	17.31%
Annual Return 2011	rr_AnnualReturn2011	(1.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.44%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007

Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund
Allianz AGIC International Managed Volatility Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Managed Volatility Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.80%	[1]	none	0.01%	0.81%
Class P	0.90%	[1]	none	0.01%	0.91%
Administrative	0.80%	[1]	0.25%	0.01%	1.06%
Class D	0.90%	[1]	0.25%	0.01%	1.16%
[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz AGIC International Managed Volatility Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	83	259	450	1,002
Class P	93	290	504	1,120
Administrative	108	337	585	1,294
Class D	118	368	638	1,409

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
170%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a portfolio of international equities that manages overall
portfolio volatility. The Fund normally invests primarily in equity securities of companies located outside of the U.S., and will not invest more than 50% of its net assets in companies within any single country. The Fund ordinarily allocates its investments among a number of different countries, including those in the MSCI EAFE
Index and normally invests at least 80% of its assets in non-U.S.
securities. The Fund normally focuses its non-U.S. investments in developed countries but may also invest in emerging markets
securities. The Fund may invest in issuers of any market
capitalization, including smaller capitalization companies. The
Fund intends to utilize an investment strategy that focuses on the overall management of portfolio volatility. This focus may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and
underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or "alpha"). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related
instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Effective February 1, 2012, the Fund changed its name from "Allianz
AGIC International Fund" to "Allianz AGIC International Managed
Volatility Fund" in connection with a change in the Fund's
investment strategy.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 6.52% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 22.26% Lowest 07/01/2008-09/30/2008 -24.10%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC International Managed Volatility Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(13.88%)	(8.17%)	5.33%	3.94%	May 7, 2001
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(14.80%)	(9.82%)	3.88%	2.57%	May 7, 2001
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(9.03%)	(7.37%)	4.05%	2.85%	May 7, 2001
Class P	Class P - Before Taxes	(13.98%)	(8.25%)	5.24%	3.84%	May 7, 2001
Administrative	Administrative Class - Before Taxes	(14.19%)	(8.42%)	5.06%	3.67%	May 7, 2001
Class D	Class D - Before Taxes	(14.47%)	(8.59%)	4.99%	3.62%	May 7, 2001
MSCI EAFE Index	MSCI EAFE Index	(12.14%)	(4.72%)	4.67%	2.71%	May 7, 2001
Lipper International Multi-Cap Core Funds Average	Lipper International Multi-Cap Core Funds Average	(13.64%)	(4.03%)	5.56%	4.03%	May 7, 2001

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC International Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
170%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	170.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in a portfolio of international equities that manages overall
portfolio volatility. The Fund normally invests primarily in equity securities of companies located outside of the U.S., and will not invest more than 50% of its net assets in companies within any single country. The Fund ordinarily allocates its investments among a number of different countries, including those in the MSCI EAFE
Index and normally invests at least 80% of its assets in non-U.S.
securities. The Fund normally focuses its non-U.S. investments in developed countries but may also invest in emerging markets
securities. The Fund may invest in issuers of any market
capitalization, including smaller capitalization companies. The
Fund intends to utilize an investment strategy that focuses on the overall management of portfolio volatility. This focus may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and
underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or "alpha"). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related
instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Effective February 1, 2012, the Fund changed its name from "Allianz
AGIC International Fund" to "Allianz AGIC International Managed
Volatility Fund" in connection with a change in the Fund's
		investment strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current
		investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 6.52% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 22.26% Lowest 07/01/2008-09/30/2008 -24.10%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Lipper International Multi-Cap Core Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Multi-Cap Core Funds Average
1 Year	rr_AverageAnnualReturnYear01	(13.64%)
5 Years	rr_AverageAnnualReturnYear05	(4.03%)
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2002	rr_AnnualReturn2002	(11.77%)
Annual Return 2003	rr_AnnualReturn2003	42.63%
Annual Return 2004	rr_AnnualReturn2004	27.68%
Annual Return 2005	rr_AnnualReturn2005	22.51%
Annual Return 2006	rr_AnnualReturn2006	30.81%
Annual Return 2007	rr_AnnualReturn2007	3.76%
Annual Return 2008	rr_AnnualReturn2008	(45.96%)
Annual Return 2009	rr_AnnualReturn2009	22.40%
Annual Return 2010	rr_AnnualReturn2010	10.50%
Annual Return 2011	rr_AnnualReturn2011	(13.88%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.88%)
5 Years	rr_AverageAnnualReturnYear05	(8.17%)
10 Years	rr_AverageAnnualReturnYear10	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(14.80%)
5 Years	rr_AverageAnnualReturnYear05	(9.82%)
10 Years	rr_AverageAnnualReturnYear10	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.03%)
5 Years	rr_AverageAnnualReturnYear05	(7.37%)
10 Years	rr_AverageAnnualReturnYear10	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.98%)
5 Years	rr_AverageAnnualReturnYear05	(8.25%)
10 Years	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.19%)
5 Years	rr_AverageAnnualReturnYear05	(8.42%)
10 Years	rr_AverageAnnualReturnYear10	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.47%)
5 Years	rr_AverageAnnualReturnYear05	(8.59%)
10 Years	rr_AverageAnnualReturnYear10	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001

[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund
Allianz AGIC Opportunity Fund
Investment Objective
The Fund seeks capital appreciation; no consideration is given to income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Opportunity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.95%	none	0.01%	0.96%
Class P	1.05%	none	0.01%	1.06%
Administrative	0.95%	0.25%	0.01%	1.21%
Class D	1.05%	0.25%	0.01%	1.31%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz AGIC Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	98	306	531	1,178
Class P	108	337	585	1,294
Administrative	123	384	665	1,466
Class D	133	415	718	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
130%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2billion. The portfolio managers' investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider "growth" companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a
potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio among different industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S.
securities (without limit in American Depositary Receipts (ADRs)).
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency
Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 4.68% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 35.28% Lowest 10/01/2008-12/31/2008 -28.88%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC Opportunity Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(10.59%)	(0.15%)	4.80%	11.61%	Feb 24, 1984
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(11.04%)	(0.93%)	4.36%	9.33%	Feb 24, 1984
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(6.30%)	(0.40%)	4.05%	9.30%	Feb 24, 1984
Class P	Class P - Before Taxes	(10.68%)	(0.26%)	4.69%	11.49%	Feb 24, 1984
Administrative	Administrative Class - Before Taxes	(10.84%)	(0.40%)	4.54%	11.35%	Feb 24, 1984
Class D	Class D - Before Taxes	(10.91%)	(0.52%)	4.41%	11.23%	Feb 24, 1984
Russell 2000 Growth Index	Russell 2000 Growth Index	(2.91%)	2.09%	4.48%	6.91%	Feb 24, 1984
Lipper Small-Cap Growth Funds Average	Lipper Small-Cap Growth Funds Average	(3.35%)	1.47%	4.23%	9.45%	Feb 24, 1984

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation; no consideration is given to income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
130%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2billion. The portfolio managers' investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider "growth" companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a
potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio among different industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S.
		securities (without limit in American Depositary Receipts (ADRs)).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency
Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 4.68% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 35.28% Lowest 10/01/2008-12/31/2008 -28.88%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Lipper Small-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Average
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2002	rr_AnnualReturn2002	(29.17%)
Annual Return 2003	rr_AnnualReturn2003	60.79%
Annual Return 2004	rr_AnnualReturn2004	12.72%
Annual Return 2005	rr_AnnualReturn2005	5.38%
Annual Return 2006	rr_AnnualReturn2006	19.07%
Annual Return 2007	rr_AnnualReturn2007	8.76%
Annual Return 2008	rr_AnnualReturn2008	(46.12%)
Annual Return 2009	rr_AnnualReturn2009	59.23%
Annual Return 2010	rr_AnnualReturn2010	18.93%
Annual Return 2011	rr_AnnualReturn2011	(10.59%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.88%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.59%)
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	11.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.93%)
10 Years	rr_AverageAnnualReturnYear10	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.68%)
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
10 Years	rr_AverageAnnualReturnYear10	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.84%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.91%)
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984

Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund
Allianz AGIC U.S. Managed Volatility Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC U.S. Managed Volatility Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.60%	[1]	none	0.04%	0.64%
Class P	0.70%	[1]	none	0.04%	0.74%
Administrative	0.60%	[1]	0.25%	0.04%	0.89%
Class D	0.70%	[1]	0.25%	0.04%	0.99%
[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz AGIC U.S. Managed Volatility Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	65	205	357	798
Class P	76	237	411	918
Administrative	91	284	493	1,096
Class D	101	315	547	1,213

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
199%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The
Fund currently defines "U.S. companies" as those companies that
(i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or
(iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market
capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index (approximately
$1.3 billion as of June 30, 2012). Effective December 1, 2011, the
Fund changed its name from "Allianz AGIC Systematic Growth Fund" to
"Allianz AGIC U.S. Managed Volatility Fund" in connection with a change in the Fund's investment strategy. The Fund intends to utilize an investment strategy that focuses on the overall
management of portfolio volatility. This focus may result in the
Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector,
capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns.
The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or
"alpha"). The portfolio managers consider whether to sell a
particular security when any of the above factors materially changes, or when a more attractive investment candidate is
available.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings
(IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity
Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk
(high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 8.08% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 10/01/2004-12/31/2004 13.13% Lowest 10/01/2008-12/31/2008 -25.02%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC U.S. Managed Volatility Fund	Label		1 Year	5 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes		3.55%	0.91%	5.80%	Jul 19, 2002
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions		1.95%	0.33%	5.12%	Jul 19, 2002
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares		4.01%	0.60%	4.80%	Jul 19, 2002
Class P	Class P - Before Taxes		3.39%	0.80%	5.69%	Jul 19, 2002
Administrative	Administrative Class - Before Taxes		3.24%	0.65%	5.54%	Jul 19, 2002
Class D	Class D - Before Taxes		3.10%	0.51%	5.37%	Jul 19, 2002
Russell 1000 Index	Russell 1000 Index	[1]	1.50%	(0.02%)	6.73%	Jul 19, 2002
Russell 1000 Growth Index	Russell 1000 Growth Index		2.64%	2.50%	6.87%	Jul 19, 2002
Lipper Large-Cap Growth Funds Average	Lipper Large-Cap Growth Funds Average		(1.91%)	0.96%	4.96%	Jul 19, 2002
[1]	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund's primary benchmark as of December 1, 2011 to reflect certain changes to the Fund's investment strategy.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC U.S. Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
199%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	199.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The
Fund currently defines "U.S. companies" as those companies that
(i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or
(iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market
capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index (approximately
$1.3 billion as of June 30, 2012). Effective December 1, 2011, the
Fund changed its name from "Allianz AGIC Systematic Growth Fund" to
"Allianz AGIC U.S. Managed Volatility Fund" in connection with a change in the Fund's investment strategy. The Fund intends to utilize an investment strategy that focuses on the overall
management of portfolio volatility. This focus may result in the
Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector,
capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns.
The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or
"alpha"). The portfolio managers consider whether to sell a
particular security when any of the above factors materially changes, or when a more attractive investment candidate is
available.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings
(IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so
		at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity
Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk
(high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government
		agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current
		investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 8.08% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 10/01/2004-12/31/2004 13.13% Lowest 10/01/2008-12/31/2008 -25.02%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index	[1]
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Lipper Large-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Average
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2003	rr_AnnualReturn2003	19.71%
Annual Return 2004	rr_AnnualReturn2004	11.81%
Annual Return 2005	rr_AnnualReturn2005	4.09%
Annual Return 2006	rr_AnnualReturn2006	15.51%
Annual Return 2007	rr_AnnualReturn2007	17.73%
Annual Return 2008	rr_AnnualReturn2008	(41.24%)
Annual Return 2009	rr_AnnualReturn2009	29.97%
Annual Return 2010	rr_AnnualReturn2010	12.39%
Annual Return 2011	rr_AnnualReturn2011	3.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.02%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.24%
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	0.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002

[1]	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund's primary benchmark as of December 1, 2011 to reflect certain changes to the Fund's investment strategy.
[2]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund
Allianz NFJ All-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ All-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.95%	none	0.01%	0.96%
Class P	1.05%	none	0.01%	1.06%
Administrative	0.95%	0.25%	0.01%	1.21%
Class D	1.05%	0.25%	0.01%	1.31%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz NFJ All-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	98	306	531	1,178
Class P	108	337	585	1,294
Administrative	123	384	665	1,466
Class D	133	415	718	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
36%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the
Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover
Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see
"Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 4.62% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 07/01/2009-09/30/2009 22.30% Lowest 10/01/2008-12/31/2008 -26.05%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ All-Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	4.15%	(2.82%)	7.50%	Jul 19, 2002
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	3.41%	(4.78%)	5.75%	Jul 19, 2002
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	2.70%	(3.19%)	5.77%	Jul 19, 2002
Class P	Class P - Before Taxes	4.07%	(2.90%)	7.40%	Jul 19, 2002
Administrative	Administrative Class - Before Taxes	3.89%	(3.04%)	7.24%	Jul 19, 2002
Class D	Class D - Before Taxes	3.79%	(3.18%)	7.07%	Jul 19, 2002
Russell 3000 Value Index	Russell 3000 Value Index	(0.10%)	(2.58%)	6.57%	Jul 19, 2002
Lipper Multi-Cap Value Funds Average	Lipper Multi-Cap Value Funds Average	(3.06%)	(2.00%)	6.32%	Jul 19, 2002

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ All-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
36%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the
Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities,
		including emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover
Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see
"Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government
		agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 4.62% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 07/01/2009-09/30/2009 22.30% Lowest 10/01/2008-12/31/2008 -26.05%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Russell 3000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Lipper Multi-Cap Value Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Value Funds Average
1 Year	rr_AverageAnnualReturnYear01	(3.06%)
5 Years	rr_AverageAnnualReturnYear05	(2.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2003	rr_AnnualReturn2003	34.43%
Annual Return 2004	rr_AnnualReturn2004	20.93%
Annual Return 2005	rr_AnnualReturn2005	4.54%
Annual Return 2006	rr_AnnualReturn2006	18.90%
Annual Return 2007	rr_AnnualReturn2007	(5.08%)
Annual Return 2008	rr_AnnualReturn2008	(41.62%)
Annual Return 2009	rr_AnnualReturn2009	27.58%
Annual Return 2010	rr_AnnualReturn2010	17.74%
Annual Return 2011	rr_AnnualReturn2011	4.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.05%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.15%
5 Years	rr_AverageAnnualReturnYear05	(2.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	(4.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.70%
5 Years	rr_AverageAnnualReturnYear05	(3.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.07%
5 Years	rr_AverageAnnualReturnYear05	(2.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	(3.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	(3.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002

Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund
Allianz NFJ Dividend Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Dividend Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.70%	none	0.01%	0.71%
Class P	0.80%	none	0.01%	0.81%
Administrative	0.70%	0.25%	0.01%	0.96%
Class D	0.80%	0.25%	0.01%	1.06%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz NFJ Dividend Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	73	227	395	883
Class P	83	259	450	1,002
Administrative	98	306	531	1,178
Class D	108	337	585	1,294

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" it portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
42%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes)
in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued.
The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to scree the
Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.
In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trust (REITs) and in non-U.S. securities, including emerging market securities.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S.
or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused
Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S.
securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates); REIT
Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 6.03% Highest and Lowest Quarter Returns for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 17.60% Lowest 10/01/2008-12/31/2008 -23.55%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ Dividend Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	3.44%	(2.28%)	5.47%	6.78%	May 8, 2000
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	2.29%	(4.03%)	3.92%	5.01%	May 8, 2000
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	2.21%	(2.85%)	3.95%	4.97%	May 8, 2000
Class P	Class P - Before Taxes	3.43%	(2.38%)	5.37%	6.68%	May 8, 2000
Administrative	Administrative Class - Before Taxes	3.24%	(2.52%)	5.21%	6.52%	May 8, 2000
Class D	Class D - Before Taxes	3.20%	(2.62%)	5.04%	6.34%	May 8, 2000
Russell 1000 Value Index	Russell 1000 Value Index	0.39%	(2.64%)	3.89%	3.55%	May 8, 2000
Lipper Equity Income Funds Average	Lipper Equity Income Funds Average	3.10%	0.44%	4.42%	4.18%	May 8, 2000

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" it portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
42%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples
		show what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes)
in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued.
The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to scree the
Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.
In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trust (REITs) and in non-U.S. securities, including emerging market
		securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S.
or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused
Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S.
securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates); REIT
Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
		the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 6.03% Highest and Lowest Quarter Returns for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 17.60% Lowest 10/01/2008-12/31/2008 -23.55%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Lipper Equity Income Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Average
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2002	rr_AnnualReturn2002	(6.62%)
Annual Return 2003	rr_AnnualReturn2003	28.30%
Annual Return 2004	rr_AnnualReturn2004	14.45%
Annual Return 2005	rr_AnnualReturn2005	11.86%
Annual Return 2006	rr_AnnualReturn2006	24.64%
Annual Return 2007	rr_AnnualReturn2007	4.66%
Annual Return 2008	rr_AnnualReturn2008	(36.06%)
Annual Return 2009	rr_AnnualReturn2009	13.33%
Annual Return 2010	rr_AnnualReturn2010	13.57%
Annual Return 2011	rr_AnnualReturn2011	3.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.55%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.44%
5 Years	rr_AverageAnnualReturnYear05	(2.28%)
10 Years	rr_AverageAnnualReturnYear10	5.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.29%
5 Years	rr_AverageAnnualReturnYear05	(4.03%)
10 Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	(2.85%)
10 Years	rr_AverageAnnualReturnYear10	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	(2.38%)
10 Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.24%
5 Years	rr_AverageAnnualReturnYear05	(2.52%)
10 Years	rr_AverageAnnualReturnYear10	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	(2.62%)
10 Years	rr_AverageAnnualReturnYear10	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000

Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund
Allianz NFJ International Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ International Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.94%	none	0.01%	0.95%
Class P	1.04%	none	0.01%	1.05%
Administrative	0.94%	0.25%	0.01%	1.20%
Class D	1.04%	0.25%	0.01%	1.30%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz NFJ International Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	97	303	525	1,166
Class P	107	334	579	1,283
Administrative	122	381	660	1,455
Class D	132	412	713	1,568

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
38%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) of
non-U.S. companies with market capitalizations greater than
$1 billion. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in
American Depositary Receipts (ADRs). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 6.42% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.43% Lowest 10/01/2008-12/31/2008 -26.01%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ International Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(10.88%)	(0.12%)	13.39%	Jan 31, 2003
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(11.76%)	(1.35%)	11.20%	Jan 31, 2003
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(7.04%)	(0.69%)	10.59%	Jan 31, 2003
Class P	Class P - Before Taxes	(11.00%)	(0.21%)	13.28%	Jan 31, 2003
Administrative	Administrative Class - Before Taxes	(11.16%)	(0.38%)	13.10%	Jan 31, 2003
Class D	Class D - Before Taxes	(11.25%)	(0.48%)	12.99%	Jan 31, 2003
MSCI AC World Index ex USA	MSCI AC World Index ex USA	(13.71%)	(2.92%)	9.51%	Jan 31, 2003
Lipper International Large-Cap Core Funds Average	Lipper International Large-Cap Core Funds Average	(12.60%)	(4.93%)	6.92%	Jan 31, 2003

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
38%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) of
non-U.S. companies with market capitalizations greater than
$1 billion. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in
American Depositary Receipts (ADRs). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental
		research, the portfolio managers select securities for the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 6.42% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.43% Lowest 10/01/2008-12/31/2008 -26.01%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | MSCI AC World Index ex USA
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Index ex USA
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Lipper International Large-Cap Core Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Average
1 Year	rr_AverageAnnualReturnYear01	(12.60%)
5 Years	rr_AverageAnnualReturnYear05	(4.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2004	rr_AnnualReturn2004	28.75%
Annual Return 2005	rr_AnnualReturn2005	18.91%
Annual Return 2006	rr_AnnualReturn2006	30.72%
Annual Return 2007	rr_AnnualReturn2007	27.42%
Annual Return 2008	rr_AnnualReturn2008	(44.45%)
Annual Return 2009	rr_AnnualReturn2009	42.00%
Annual Return 2010	rr_AnnualReturn2010	10.98%
Annual Return 2011	rr_AnnualReturn2011	(10.88%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.88%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.76%)
5 Years	rr_AverageAnnualReturnYear05	(1.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.25%)
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003

Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund
Allianz NFJ Large-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Large-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.75%	none	0.01%	0.76%
Class P	0.85%	none	0.01%	0.86%
Administrative	0.75%	0.25%	0.01%	1.01%
Class D	0.85%	0.25%	0.01%	1.11%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz NFJ Large-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	78	243	422	942
Class P	88	274	477	1,061
Administrative	103	322	558	1,236
Class D	113	353	612	1,352

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
27%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company's market capitalization to be large if it equals or exceeds the market capitalization of the 400th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least approximately $7 billion as of June 30,
2012). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the
Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions
(i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a
combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 7.17% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 16.95% Lowest 10/01/2008-12/31/2008 -25.30%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ Large-Cap Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	1.83%	(3.81%)	4.20%	5.42%	May 8, 2000
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	0.86%	(4.73%)	3.18%	4.27%	May 8, 2000
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	1.17%	(3.70%)	3.12%	4.10%	May 8, 2000
Class P	Class P - Before Taxes	1.72%	(3.88%)	4.11%	5.33%	May 8, 2000
Administrative	Administrative Class - Before Taxes	1.66%	(4.08%)	3.94%	5.16%	May 8, 2000
Class D	Class D - Before Taxes	1.50%	(4.17%)	3.77%	4.97%	May 8, 2000
Russell Top 200 Value Index	Russell Top 200 Value Index	1.12%	(3.68%)	2.31%	1.61%	May 8, 2000
Lipper Large-Cap Value Funds Average	Lipper Large-Cap Value Funds Average	(2.15%)	(2.67%)	2.87%	2.98%	May 8, 2000

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ Large-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
27%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company's market capitalization to be large if it equals or exceeds the market capitalization of the 400th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least approximately $7 billion as of June 30,
2012). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the
Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions
(i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a
combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities,
		including emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 7.17% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 16.95% Lowest 10/01/2008-12/31/2008 -25.30%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Russell Top 200 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Top 200 Value Index
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05	(3.68%)
10 Years	rr_AverageAnnualReturnYear10	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Lipper Large-Cap Value Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Average
1 Year	rr_AverageAnnualReturnYear01	(2.15%)
5 Years	rr_AverageAnnualReturnYear05	(2.67%)
10 Years	rr_AverageAnnualReturnYear10	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2002	rr_AnnualReturn2002	(6.82%)
Annual Return 2003	rr_AnnualReturn2003	25.72%
Annual Return 2004	rr_AnnualReturn2004	17.07%
Annual Return 2005	rr_AnnualReturn2005	10.21%
Annual Return 2006	rr_AnnualReturn2006	21.29%
Annual Return 2007	rr_AnnualReturn2007	3.90%
Annual Return 2008	rr_AnnualReturn2008	(40.57%)
Annual Return 2009	rr_AnnualReturn2009	16.19%
Annual Return 2010	rr_AnnualReturn2010	12.71%
Annual Return 2011	rr_AnnualReturn2011	1.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.30%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	(3.81%)
10 Years	rr_AverageAnnualReturnYear10	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	(4.73%)
10 Years	rr_AverageAnnualReturnYear10	3.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	(3.70%)
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	(3.88%)
10 Years	rr_AverageAnnualReturnYear10	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	(4.08%)
10 Years	rr_AverageAnnualReturnYear10	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(4.17%)
10 Years	rr_AverageAnnualReturnYear10	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000

Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund
Allianz NFJ Mid-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Mid-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.90%	none	0.01%	0.91%
Class P	1.00%	none	0.01%	1.01%
Administrative	0.90%	0.25%	0.01%	1.16%
Class D	1.00%	0.25%	0.01%	1.26%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz NFJ Mid-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	93	290	504	1,120
Class P	103	322	558	1,236
Administrative	118	368	638	1,409
Class D	128	400	692	1,523

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
27%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion.
Effective December 1, 2011, the Fund changed its name from "Allianz
NFJ Renaissance Fund" to "Allianz NFJ Mid-Cap Value Fund" and,
consistent with the type of investments suggested by the Fund's name, adopted the 80% test referred to above. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on
companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes.
After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in
non-U.S. securities, including emerging market securities (without limit in American Depositary Receipts (ADRs)) and may invest up to
20% of its assets in real estate investment trusts (REITs).
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks.
It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 5.08% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 32.85% Lowest 07/01/2002-09/30/2002 -31.72%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the
end of the measurement period. After-tax returns are for
Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ Mid-Cap Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(0.92%)	0.50%	4.32%	11.13%	Apr 18, 1988
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(1.43%)	(0.89%)	2.90%	8.65%	Apr 18, 1988
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(0.60%)	(0.21%)	3.20%	8.57%	Apr 18, 1988
Class P	Class P - Before Taxes	(0.99%)	0.40%	4.22%	11.02%	Apr 18, 1988
Administrative	Administrative Class - Before Taxes	(1.16%)	0.23%	4.10%	10.88%	Apr 18, 1988
Class D	Class D - Before Taxes	(1.22%)	0.12%	3.92%	10.73%	Apr 18, 1988
Russell Midcap Value Index	Russell Midcap Value Index	(1.38%)	0.04%	7.67%	11.22%	Apr 18, 1988
Lipper Multi-Cap Core Funds Average	Lipper Multi-Cap Core Funds Average	(2.66%)	0.64%	3.50%	9.02%	Apr 18, 1988

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
27%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion.
Effective December 1, 2011, the Fund changed its name from "Allianz
NFJ Renaissance Fund" to "Allianz NFJ Mid-Cap Value Fund" and,
consistent with the type of investments suggested by the Fund's name, adopted the 80% test referred to above. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on
companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes.
After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in
non-U.S. securities, including emerging market securities (without limit in American Depositary Receipts (ADRs)) and may invest up to
		20% of its assets in real estate investment trusts (REITs).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks.
It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current
		investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 5.08% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 32.85% Lowest 07/01/2002-09/30/2002 -31.72%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the
end of the measurement period. After-tax returns are for
Institutional Class shares only. After-tax returns for other share
		classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Russell Midcap Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	11.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Lipper Multi-Cap Core Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Core Funds Average
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2002	rr_AnnualReturn2002	(25.81%)
Annual Return 2003	rr_AnnualReturn2003	59.09%
Annual Return 2004	rr_AnnualReturn2004	15.96%
Annual Return 2005	rr_AnnualReturn2005	(3.25%)
Annual Return 2006	rr_AnnualReturn2006	12.42%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(39.78%)
Annual Return 2009	rr_AnnualReturn2009	34.09%
Annual Return 2010	rr_AnnualReturn2010	20.93%
Annual Return 2011	rr_AnnualReturn2011	(0.92%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.72%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
10 Years	rr_AverageAnnualReturnYear10	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.60%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.16%)
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.22%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	10.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988

Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund
Allianz NFJ Small-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Small-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.83%	none	0.01%	0.84%
Class P	0.93%	none	0.01%	0.94%
Administrative	0.83%	0.25%	0.01%	1.09%
Class D	0.93%	0.25%	0.01%	1.19%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz NFJ Small-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	86	268	466	1,037
Class P	96	300	520	1,155
Administrative	111	347	601	1,329
Class D	121	378	654	1,443

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
26%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund
currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and
$3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund
representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts'
earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative
analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts
(REITs) and non-U.S. securities, including emerging market
securities.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).Please see
"Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 1.78% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 17.31% Lowest 10/01/2008-12/31/2008 -20.94%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ Small-Cap Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	2.52%	4.70%	10.70%	12.14%	Oct 1, 1991
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	1.41%	3.27%	9.30%	10.31%	Oct 1, 1991
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	2.19%	3.42%	8.93%	9.97%	Oct 1, 1991
Class P	Class P - Before Taxes	2.38%	4.56%	10.58%	12.03%	Oct 1, 1991
Administrative	Administrative Class - Before Taxes	2.27%	4.44%	10.31%	11.80%	Oct 1, 1991
Class D	Class D - Before Taxes	2.10%	4.28%	10.25%	11.69%	Oct 1, 1991
Russell 2000 Value Index	Russell 2000 Value Index	(5.50%)	(1.87%)	6.40%	10.71%	Oct 1, 1991
Lipper Small-Cap Core Funds Average	Lipper Small-Cap Core Funds Average	(5.16%)	(0.07%)	6.90%	9.80%	Oct 1, 1991

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
26%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund
currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and
$3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund
representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts'
earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative
analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts
(REITs) and non-U.S. securities, including emerging market
		securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).Please see
"Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 1.78% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 17.31% Lowest 10/01/2008-12/31/2008 -20.94%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Lipper Small-Cap Core Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Average
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years	rr_AverageAnnualReturnYear10	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2002	rr_AnnualReturn2002	3.15%
Annual Return 2003	rr_AnnualReturn2003	30.72%
Annual Return 2004	rr_AnnualReturn2004	23.57%
Annual Return 2005	rr_AnnualReturn2005	10.77%
Annual Return 2006	rr_AnnualReturn2006	19.03%
Annual Return 2007	rr_AnnualReturn2007	6.53%
Annual Return 2008	rr_AnnualReturn2008	(26.18%)
Annual Return 2009	rr_AnnualReturn2009	24.47%
Annual Return 2010	rr_AnnualReturn2010	25.36%
Annual Return 2011	rr_AnnualReturn2011	2.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.94%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.52%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	10.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	9.30%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	10.58%
Since Inception	rr_AverageAnnualReturnSinceInception	12.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	10.25%
Since Inception	rr_AverageAnnualReturnSinceInception	11.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991

Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund
Allianz RCM Global Commodity Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global Commodity Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	1.05%	none	0.02%	1.07%
Class P	1.15%	none	0.02%	1.17%
Class D	1.15%	0.25%	0.02%	1.42%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz RCM Global Commodity Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	109	340	590	1,306
Class P	119	372	644	1,420
Class D	145	449	776	1,702

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
190%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies
principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related
Industrials sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper
products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. The Fund also has a fundamental policy to invest at least 25% of its total assets in the "natural resources" sector, as described in the SAI. Under normal conditions, the portfolio managers seek to allocate
investments such that the Fund has exposure to a diverse range of commodities within each of the three primary commodity sectors of
Agriculture, Energy and Materials. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United
States. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, included
exchange-traded funds ("ETFs").

The Fund's portfolio managers evaluate the relative attractiveness of individual commodity cycles, including supply-demand
fundamentals, pricing outlook and impact on U.S. and non-U.S.
macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that they believe are likely to offer the best investment opportunities.
The portfolio managers seek to evaluate the correlation of degree to which companies' earnings are linked to commodity price changes, as well as companies' fundamental value and prospects for growth.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the commodity sectors), industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Commodity-Related Companies Risk)).
Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange
rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency
Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks"
in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the
Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, sector-specific custom benchmarks and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
Class P and Class D performance would be lower than Institutional
Class performance because of the lower expenses paid by
Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 -2.10% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.74% Lowest 07/01/2008-09/30/2008 -37.63%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Global Commodity Equity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(15.28%)	1.32%	10.44%	Jun 30, 2004
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(15.28%)	0.95%	9.19%	Jun 30, 2004
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(9.93%)	1.01%	8.58%	Jun 30, 2004
Class P	Class P - Before Taxes	(15.35%)	1.22%	10.34%	Jun 30, 2004
Class D	Class D - Before Taxes	(15.61%)	0.92%	10.02%	Jun 30, 2004
MSCI World Index	MSCI World Index	(5.54%)	(2.37%)	3.48%	Jun 30, 2004
World Energy & Materials Composite	World Energy & Materials Composite	(8.51%)	1.93%	9.45%	Jun 30, 2004
Custom Commodity Equity Benchmark	Custom Commodity Equity Benchmark	(11.16%)	3.91%	11.45%	Jun 30, 2004
Lipper Global Natural Resources Funds Average	Lipper Global Natural Resources Funds Average	(16.79%)	1.55%	11.31%	Jun 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Global Commodity Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
190%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies
principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related
Industrials sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper
products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. The Fund also has a fundamental policy to invest at least 25% of its total assets in the "natural resources" sector, as described in the SAI. Under normal conditions, the portfolio managers seek to allocate
investments such that the Fund has exposure to a diverse range of commodities within each of the three primary commodity sectors of
Agriculture, Energy and Materials. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United
States. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, included
exchange-traded funds ("ETFs").

The Fund's portfolio managers evaluate the relative attractiveness of individual commodity cycles, including supply-demand
fundamentals, pricing outlook and impact on U.S. and non-U.S.
macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that they believe are likely to offer the best investment opportunities.
The portfolio managers seek to evaluate the correlation of degree to which companies' earnings are linked to commodity price changes, as well as companies' fundamental value and prospects for growth.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments
		as of the most recent fiscal year end, it may do so at any time.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the commodity sectors), industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Commodity-Related Companies Risk)).
Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange
rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency
Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk
(derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks"
in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the
Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, sector-specific custom benchmarks and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
Class P and Class D performance would be lower than Institutional
Class performance because of the lower expenses paid by
Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, sector-specific custom benchmarks and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses
		paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 -2.10% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.74% Lowest 07/01/2008-09/30/2008 -37.63%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | World Energy & Materials Composite
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	World Energy & Materials Composite
1 Year	rr_AverageAnnualReturnYear01	(8.51%)
5 Years	rr_AverageAnnualReturnYear05	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Custom Commodity Equity Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Commodity Equity Benchmark
1 Year	rr_AverageAnnualReturnYear01	(11.16%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Lipper Global Natural Resources Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Natural Resources Funds Average
1 Year	rr_AverageAnnualReturnYear01	(16.79%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2005	rr_AnnualReturn2005	44.77%
Annual Return 2006	rr_AnnualReturn2006	17.03%
Annual Return 2007	rr_AnnualReturn2007	53.30%
Annual Return 2008	rr_AnnualReturn2008	(54.10%)
Annual Return 2009	rr_AnnualReturn2009	55.52%
Annual Return 2010	rr_AnnualReturn2010	15.16%
Annual Return 2011	rr_AnnualReturn2011	(15.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.63%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.28%)
5 Years	rr_AverageAnnualReturnYear05	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	10.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.28%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.93%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.35%)
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.61%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004

Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund
Allianz RCM Global Small-Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global Small-Cap Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	1.25%	[1]	none	0.01%	1.26%
Class P	1.35%	[1]	none	0.01%	1.36%
Class D	1.35%	[1]	0.25%	0.01%	1.61%
[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz RCM Global Small-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	128	400	692	1,523
Class P	138	431	745	1,635
Class D	164	508	876	1,911

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
80%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index
(between $11.4 million and $5.6 billion as of June 30, 2012). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the
MSCI World Small-Cap Index, which as of June 30, 2012 would permit the Fund to maintain a weighted-average market capitalization ranging from $929 million to $3.7 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than
France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States,
Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The allocation of Fund assets among these three regions is set from time to time and periodically adjusted through a
collaborative effort among the most senior portfolio manager in the regions.

The portfolio managers in Europe and Asia develop forecasts of economic growth, inflation and interest rates that are used to help identify countries and other geographies within the applicable region that are likely to offer the best investment opportunities.
The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers in Europe and Asia ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation;
substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development;
and differentiated or superior products and services or a steady stream of new products and services.

The portfolio managers in the United States follow a disciplined, fundamental bottom-up research process focusing on North
American companies with sustainable growth characteristics that are undergoing positive fundamental change. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers in the United States believe that positive fundamental change is occurring and will likely lead to
accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, these portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks"
in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the
predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 11.96% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.31% Lowest 10/01/2008-12/31/2008 -28.49%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Global Small-Cap Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(5.16%)	(2.42%)	7.35%	9.71%	Dec 31, 1996
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(5.16%)	(2.67%)	7.21%	8.76%	Dec 31, 1996
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(3.36%)	(2.01%)	6.52%	8.18%	Dec 31, 1996
Class P	Class P - Before Taxes	(5.24%)	(2.50%)	7.25%	9.61%	Dec 31, 1996
Class D	Class D - Before Taxes	(5.45%)	(2.78%)	6.95%	9.40%	Dec 31, 1996
MSCI World Small-Cap Index	MSCI World Small-Cap Index	(9.06%)	(0.64%)	8.02%	6.44%	Dec 31, 1996
Lipper Global Small-/Mid-Cap Funds Average	Lipper Global Small-/Mid-Cap Funds Average	(13.56%)	(1.25%)	6.10%	7.09%	Dec 31, 1996

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Global Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
80%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index
(between $11.4 million and $5.6 billion as of June 30, 2012). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the
MSCI World Small-Cap Index, which as of June 30, 2012 would permit the Fund to maintain a weighted-average market capitalization ranging from $929 million to $3.7 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than
France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States,
Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The allocation of Fund assets among these three regions is set from time to time and periodically adjusted through a
collaborative effort among the most senior portfolio manager in the regions.

The portfolio managers in Europe and Asia develop forecasts of economic growth, inflation and interest rates that are used to help identify countries and other geographies within the applicable region that are likely to offer the best investment opportunities.
The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers in Europe and Asia ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation;
substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development;
and differentiated or superior products and services or a steady stream of new products and services.

The portfolio managers in the United States follow a disciplined, fundamental bottom-up research process focusing on North
American companies with sustainable growth characteristics that are undergoing positive fundamental change. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers in the United States believe that positive fundamental change is occurring and will likely lead to
accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, these portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as
		of the most recent fiscal year end, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks"
in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the
predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses
		paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 11.96% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.31% Lowest 10/01/2008-12/31/2008 -28.49%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | MSCI World Small-Cap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Small-Cap Index
1 Year	rr_AverageAnnualReturnYear01	(9.06%)
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Lipper Global Small-/Mid-Cap Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Small-/Mid-Cap Funds Average
1 Year	rr_AverageAnnualReturnYear01	(13.56%)
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
10 Years	rr_AverageAnnualReturnYear10	6.10%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2002	rr_AnnualReturn2002	(17.39%)
Annual Return 2003	rr_AnnualReturn2003	57.28%
Annual Return 2004	rr_AnnualReturn2004	22.97%
Annual Return 2005	rr_AnnualReturn2005	19.04%
Annual Return 2006	rr_AnnualReturn2006	20.74%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	(53.05%)
Annual Return 2009	rr_AnnualReturn2009	43.81%
Annual Return 2010	rr_AnnualReturn2010	31.17%
Annual Return 2011	rr_AnnualReturn2011	(5.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.49%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(2.42%)
10 Years	rr_AverageAnnualReturnYear10	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(2.67%)
10 Years	rr_AverageAnnualReturnYear10	7.21%
Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
10 Years	rr_AverageAnnualReturnYear10	6.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.24%)
5 Years	rr_AverageAnnualReturnYear05	(2.50%)
10 Years	rr_AverageAnnualReturnYear10	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.45%)
5 Years	rr_AverageAnnualReturnYear05	(2.78%)
10 Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund
Allianz RCM Large-Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Large-Cap Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.75%	none	0.01%	0.76%
Class P	0.85%	none	0.01%	0.86%
Administrative	0.75%	0.25%	0.01%	1.01%
Class D	0.85%	0.25%	0.01%	1.11%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz RCM Large-Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	78	243	422	942
Class P	88	274	477	1,061
Administrative	103	322	558	1,236
Class D	113	353	612	1,352

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
46%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
U.S. companies with market capitalizations of at least $5 billion.
The Fund may also invest up to 20% of its assets in non-U.S.
securities (but no more than 10% in any one non-U.S. country or 10%
in companies organized or headquartered in emerging market
countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities
(such as preferred stocks, convertible securities and warrants), the
Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 7.57% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 17.39% Lowest 10/01/2008-12/31/2008 -21.34%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Large-Cap Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(4.62%)	0.75%	1.89%	5.93%	Dec 31, 1996
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(4.69%)	0.28%	1.52%	4.93%	Dec 31, 1996
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(3.00%)	0.53%	1.54%	4.84%	Dec 31, 1996
Class P	Class P - Before Taxes	(4.75%)	0.65%	1.79%	5.83%	Dec 31, 1996
Administrative	Administrative Class - Before Taxes	(4.86%)	0.51%	1.65%	5.68%	Dec 31, 1996
Class D	Class D - Before Taxes	(4.97%)	0.38%	1.52%	5.58%	Dec 31, 1996
Russell 1000 Growth Index	Russell 1000 Growth Index	2.64%	2.50%	2.60%	4.45%	Dec 31, 1996
S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	2.92%	5.45%	Dec 31, 1996
Lipper Large-Cap Growth Funds Average	Lipper Large-Cap Growth Funds Average	(1.91%)	0.96%	1.94%	4.53%	Dec 31, 1996

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Large-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
46%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
U.S. companies with market capitalizations of at least $5 billion.
The Fund may also invest up to 20% of its assets in non-U.S.
securities (but no more than 10% in any one non-U.S. country or 10%
in companies organized or headquartered in emerging market
countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities
(such as preferred stocks, convertible securities and warrants), the
Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of
		the most recent fiscal year end, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 7.57% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 17.39% Lowest 10/01/2008-12/31/2008 -21.34%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Lipper Large-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Average
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2002	rr_AnnualReturn2002	(22.94%)
Annual Return 2003	rr_AnnualReturn2003	18.82%
Annual Return 2004	rr_AnnualReturn2004	7.01%
Annual Return 2005	rr_AnnualReturn2005	10.48%
Annual Return 2006	rr_AnnualReturn2006	7.29%
Annual Return 2007	rr_AnnualReturn2007	13.51%
Annual Return 2008	rr_AnnualReturn2008	(38.35%)
Annual Return 2009	rr_AnnualReturn2009	39.01%
Annual Return 2010	rr_AnnualReturn2010	11.89%
Annual Return 2011	rr_AnnualReturn2011	4.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.34%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.86%)
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund
Allianz RCM Mid-Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Mid-Cap Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.77%	none	0.01%	0.78%
Class P	0.87%	none	0.01%	0.88%
Administrative	0.77%	0.25%	0.01%	1.03%
Class D	0.87%	0.25%	0.01%	1.13%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz RCM Mid-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	80	249	433	966
Class P	90	281	488	1,084
Administrative	105	328	569	1,259
Class D	115	359	622	1,375

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
303%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index
(between $1.3 billion and $19.1 billion as of June 30, 2012). The
Fund normally invests primarily in equity securities of
U.S. companies. The portfolio managers ordinarily look for
companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity
securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency
Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 3.06% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 20.35% Lowest 10/01/2008-12/31/2008 -26.56%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11, except as indicated below)
Average Annual Total Returns Allianz RCM Mid-Cap Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(6.40%)	3.15%	4.13%	13.37%	Nov 6, 1979
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(6.87%)	2.98%	3.53%	9.07%	Nov 6, 1979
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(3.56%)	2.68%	3.32%	9.36%	Nov 6, 1979
Class P	Class P - Before Taxes	(6.49%)	3.05%	4.03%	13.25%	Nov 6, 1979
Administrative	Administrative Class - Before Taxes	(6.60%)	2.94%	3.82%	13.07%	Nov 6, 1979
Class D	Class D - Before Taxes	(7.01%)	2.79%	3.73%	13.02%	Nov 6, 1979
Russell Midcap Index	Russell Midcap Index	(1.55%)	1.41%	6.99%	12.85%	Nov 6, 1979
Russell Midcap Growth Index	Russell Midcap Growth Index	(1.65%)	2.44%	5.29%	11.83%	Nov 6, 1979
Lipper Mid-Cap Growth Funds Average	Lipper Mid-Cap Growth Funds Average	(4.30%)	2.19%	4.36%	11.02%	Nov 6, 1979

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Mid-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
303%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	303.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index
(between $1.3 billion and $19.1 billion as of June 30, 2012). The
Fund normally invests primarily in equity securities of
U.S. companies. The portfolio managers ordinarily look for
companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity
securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most
		recent fiscal year end, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency
Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 3.06% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 20.35% Lowest 10/01/2008-12/31/2008 -26.56%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are for Institutional Class shares only. After-tax
		returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11, except as indicated below)
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	12.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Lipper Mid-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Average
1 Year	rr_AverageAnnualReturnYear01	(4.30%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2002	rr_AnnualReturn2002	(26.29%)
Annual Return 2003	rr_AnnualReturn2003	28.65%
Annual Return 2004	rr_AnnualReturn2004	14.71%
Annual Return 2005	rr_AnnualReturn2005	9.89%
Annual Return 2006	rr_AnnualReturn2006	7.35%
Annual Return 2007	rr_AnnualReturn2007	14.27%
Annual Return 2008	rr_AnnualReturn2008	(41.74%)
Annual Return 2009	rr_AnnualReturn2009	48.47%
Annual Return 2010	rr_AnnualReturn2010	26.24%
Annual Return 2011	rr_AnnualReturn2011	(6.40%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.56%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.40%)
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.87%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.56%)
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.49%)
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.60%)
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	13.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.01%)
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979

Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund
Allianz RCM Technology Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Technology Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	1.20%	none	0.03%	1.23%
Class P	1.30%	none	0.03%	1.33%
Administrative	1.20%	0.25%	0.03%	1.48%
Class D	1.30%	0.25%	0.03%	1.58%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz RCM Technology Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	125	390	676	1,489
Class P	135	421	729	1,601
Administrative	151	468	808	1,768
Class D	161	499	860	1,878

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
176%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least  80% of its net assets (plus borrowings made for investment purposes)  in common stocks and other equity securities of
technology companies and in derivatives and other synthetic
instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund's gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United
States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is
"non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment
opportunities. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to invest in options, swaps and, to a lesser extent, foreign exchange contracts.
The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options) as well as call options on indices and exchange-traded funds. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund's investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its
exposure to credit, currency and interest rate risk.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the technology
sectors), industries, or geographic regions increases risk and volatility (Focused Investment Risk (Technology-Related Risk)).
Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk).
Other principal risks include: Credit Risk (an issuer or
counterparty may default on obligations); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling
enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Institutional Class shares. Class P,
Administrative Class and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/12-6/30/12 8.02% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 37.05% Lowest 04/01/2002-06/30/2002 -24.80%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Technology Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional	Institutional Class - Before Taxes	(10.12%)	4.33%	5.32%	12.31%	Dec 27, 1995
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(10.12%)	3.88%	5.10%	11.62%	Dec 27, 1995
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(6.58%)	3.58%	4.59%	10.86%	Dec 27, 1995
Class P	Class P - Before Taxes	(10.21%)	4.22%	5.21%	12.20%	Dec 27, 1995
Administrative	Administrative Class - Before Taxes	(10.34%)	4.07%	5.06%	12.04%	Dec 27, 1995
Class D	Class D - Before Taxes	(10.44%)	3.93%	4.92%	11.93%	Dec 27, 1995
NASDAQ Composite Index	NASDAQ Composite Index	(1.80%)	1.52%	2.94%	5.85%	Dec 27, 1995
S&P North American Technology Sector Index	S&P North American Technology Sector Index	(0.87%)	3.84%	2.44%	7.21%	Dec 27, 1995
Lipper Global Science & Technology Funds Average	Lipper Global Science & Technology Funds Average	(8.72%)	3.68%	4.36%	9.60%	Dec 27, 1995

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
176%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least  80% of its net assets (plus borrowings made for investment purposes)  in common stocks and other equity securities of
technology companies and in derivatives and other synthetic
instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund's gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United
States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is
"non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment
opportunities. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to invest in options, swaps and, to a lesser extent, foreign exchange contracts.
The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options) as well as call options on indices and exchange-traded funds. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund's investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its
		exposure to credit, currency and interest rate risk.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the technology
sectors), industries, or geographic regions increases risk and volatility (Focused Investment Risk (Technology-Related Risk)).
Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk).
Other principal risks include: Credit Risk (an issuer or
counterparty may default on obligations); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling
enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Institutional Class shares. Class P,
Administrative Class and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance
		because of the lower expenses paid by Institutional Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 8.02% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 37.05% Lowest 04/01/2002-06/30/2002 -24.80%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | S&P North American Technology Sector Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P North American Technology Sector Index
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Lipper Global Science & Technology Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Science & Technology Funds Average
1 Year	rr_AverageAnnualReturnYear01	(8.72%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2002	rr_AnnualReturn2002	(40.37%)
Annual Return 2003	rr_AnnualReturn2003	69.08%
Annual Return 2004	rr_AnnualReturn2004	17.93%
Annual Return 2005	rr_AnnualReturn2005	8.90%
Annual Return 2006	rr_AnnualReturn2006	4.98%
Annual Return 2007	rr_AnnualReturn2007	29.27%
Annual Return 2008	rr_AnnualReturn2008	(47.69%)
Annual Return 2009	rr_AnnualReturn2009	57.89%
Annual Return 2010	rr_AnnualReturn2010	28.80%
Annual Return 2011	rr_AnnualReturn2011	(10.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.80%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.12%)
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	12.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.12%)
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.58%)
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.21%)
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	12.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Label	rr_AverageAnnualReturnLabel	Administrative Class - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.34%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	12.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.44%)
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	11.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995

Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund
Allianz RCM Wellness Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	1.20	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Allianz RCM Wellness Fund Class D	1.20%	0.25%	0.01%	1.46%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Allianz RCM Wellness Fund Class D	149	462	797	1,746

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
95%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in
U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western
Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities.
Although the Fund may invest in companies of any market
capitalization, the Fund does not intend to invest more than 15%
of its assets in companies with market capitalizations below
$100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following
characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund may invest in derivatives of any kind, it expects to write
(sell) put and call options on securities for hedging, risk
management or other purposes.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors (such as the wellness sector),
industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Wellness-Related Risk)). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment
Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates);
and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks"  in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's
average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class D shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results for the Fund that are higher or lower than the actual results of the predecessor fund, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class D shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
Calendar Year Total Returns - Class D

More Recent Return Information 1/1/12-6/30/12 12.94% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 18.65% Lowest 10/01/2008-12/31/2008 -17.46%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Wellness Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D	Class D - Before Taxes	4.88%	4.13%	2.95%	10.04%	Dec 31, 1996
Class D After Taxes on Distributions	Class D - After Taxes on Distributions	3.27%	3.81%	2.79%	8.95%	Dec 31, 1996
Class D After Taxes on Distributions and Sales	Class D - After Taxes on Distributions and Sale of Fund Shares	5.22%	3.53%	2.55%	8.37%	Dec 31, 1996
MSCI World Index	MSCI World Index	(5.54%)	(2.37%)	3.62%	4.20%	Dec 31, 1996
World Healthcare & Consumer Blended Benchmark	World Healthcare & Consumer Blended Benchmark	7.16%	2.06%	4.04%	3.61%	Dec 31, 1996
Lipper Health/Biotechnology Funds Average	Lipper Health/Biotechnology Funds Average	8.40%	4.76%	4.41%	8.93%	Dec 31, 1996

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Wellness Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
95%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in
U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western
Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities.
Although the Fund may invest in companies of any market
capitalization, the Fund does not intend to invest more than 15%
of its assets in companies with market capitalizations below
$100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following
characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund may invest in derivatives of any kind, it expects to write
(sell) put and call options on securities for hedging, risk
		management or other purposes.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors (such as the wellness sector),
industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Wellness-Related Risk)). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment
Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates);
and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks"  in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
		government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's
average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class D shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results for the Fund that are higher or lower than the actual results of the predecessor fund, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class D
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class D shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share
		class of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 12.94% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 18.65% Lowest 10/01/2008-12/31/2008 -17.46%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from
		any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | World Healthcare & Consumer Blended Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	World Healthcare & Consumer Blended Benchmark
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Lipper Health/Biotechnology Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Health/Biotechnology Funds Average
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
1.20	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Annual Return 2002	rr_AnnualReturn2002	(26.56%)
Annual Return 2003	rr_AnnualReturn2003	28.87%
Annual Return 2004	rr_AnnualReturn2004	12.67%
Annual Return 2005	rr_AnnualReturn2005	1.87%
Annual Return 2006	rr_AnnualReturn2006	0.58%
Annual Return 2007	rr_AnnualReturn2007	10.04%
Annual Return 2008	rr_AnnualReturn2008	(26.43%)
Annual Return 2009	rr_AnnualReturn2009	30.58%
Annual Return 2010	rr_AnnualReturn2010	10.42%
Annual Return 2011	rr_AnnualReturn2011	4.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.46%)
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Class D | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class D - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Class D | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class D - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund
Allianz AGIC Emerging Markets Opportunities Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the
Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC Emerging Markets Opportunities Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Emerging Markets Opportunities Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.40%	0.25%	0.04%	1.69%
Class C	1.40%	1.00%	0.04%	2.44%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC Emerging Markets Opportunities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	712	1,053	1,417	2,438
Class C	347	761	1,301	2,776

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC Emerging Markets Opportunities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	712	1,053	1,417	2,438
Class C	247	761	1,301	2,776

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
206%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets-that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in
terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund's benchmark, the
MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based,
actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to
20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
For periods prior to the inception date of a share class,
performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 4.22% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 31.29% Lowest 10/01/2008-12/31/2008 -31.56%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for Class C shares will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC Emerging Markets Opportunities Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(23.28%)	(0.87%)	11.98%	May 27, 2004
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(23.42%)	(1.40%)	11.37%	May 27, 2004
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(15.13%)	(0.95%)	10.34%	May 27, 2004
Class C	Class C - Before Taxes	(20.24%)	(0.51%)	11.96%	May 27, 2004
MSCI Emerging Markets Index	MSCI Emerging Markets Index	(18.42%)	2.40%	12.99%	May 27, 2004
Lipper Emerging Markets Funds Average	Lipper Emerging Markets Funds Average	(20.31%)	0.36%	11.34%	May 27, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC Emerging Markets Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the
		Fund's statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
206%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets-that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in
terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund's benchmark, the
MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based,
actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to
20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most
		recent fiscal year end, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C
performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average
Annual Total Returns table reflects the impact of sales charges.
For periods prior to the inception date of a share class,
performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower
		expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 4.22% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 31.29% Lowest 10/01/2008-12/31/2008 -31.56%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for Class C shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for Class C shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Lipper Emerging Markets Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Funds Average
1 Year	rr_AverageAnnualReturnYear01	(20.31%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	11.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,053
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,438
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	712
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,053
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,438
Annual Return 2005	rr_AnnualReturn2005	41.21%
Annual Return 2006	rr_AnnualReturn2006	37.69%
Annual Return 2007	rr_AnnualReturn2007	47.87%
Annual Return 2008	rr_AnnualReturn2008	(58.01%)
Annual Return 2009	rr_AnnualReturn2009	66.46%
Annual Return 2010	rr_AnnualReturn2010	20.68%
Annual Return 2011	rr_AnnualReturn2011	(18.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.56%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(23.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(23.42%)
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(15.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	347
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(20.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund
Allianz AGIC Income & Growth Fund
Investment Objective
The Fund seeks total return comprised of current income, current gains and capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC Income & Growth Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Income & Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.05%	0.25%	0.01%	1.31%
Class C	1.05%	1.00%	0.01%	2.06%
Class R	1.05%	0.50%	0.01%	1.56%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC Income & Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	676	942	1,229	2,042
Class C	309	646	1,108	2,390
Class R	159	493	850	1,856

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC Income & Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	676	942	1,229	2,042
Class C	209	646	1,108	2,390
Class R	159	493	850	1,856

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
129%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund's investments across asset classes will vary substantially from time to time. The Fund's investments in each asset class are based upon the portfolio managers' assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the
Fund's investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market
securities). Normally the Fund will employ a strategy of writing
(selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed.
In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Derivative
instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's deterioration or default (High Yield Risk,
Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange rates);
and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks.
It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance
because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 5.45% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 18.45% Lowest 10/01/2008-12/31/2008 -20.58%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC Income & Growth Fund	Label	1 Year	Since Inception	Inception Date
Class A	Class A - Before Taxes	(7.01%)	3.19%	Feb 28, 2007
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(9.79%)	(0.29%)	Feb 28, 2007
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(4.48%)	0.60%	Feb 28, 2007
Class C	Class C - Before Taxes	(3.21%)	3.62%	Feb 28, 2007
Class R	Class R - Before Taxes	(1.85%)	4.17%	Feb 28, 2007
S&P 500 Index	S&P 500 Index	2.11%	(0.16%)	Feb 28, 2007
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index	7.84%	6.40%	Feb 28, 2007
Lipper Flexible Portfolio Funds Average	Lipper Flexible Portfolio Funds Average	(1.24%)	1.54%	Feb 28, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC Income & Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return comprised of current income, current gains and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
129%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund's investments across asset classes will vary substantially from time to time. The Fund's investments in each asset class are based upon the portfolio managers' assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the
Fund's investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market
securities). Normally the Fund will employ a strategy of writing
(selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed.
In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index
		futures contracts and other derivative instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Derivative
instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's deterioration or default (High Yield Risk,
Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange rates);
and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks.
It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance
because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance
		because of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 5.45% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 18.45% Lowest 10/01/2008-12/31/2008 -20.58%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Lipper Flexible Portfolio Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Flexible Portfolio Funds Average
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	942
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Annual Return 2008	rr_AnnualReturn2008	(33.91%)
Annual Return 2009	rr_AnnualReturn2009	48.29%
Annual Return 2010	rr_AnnualReturn2010	16.89%
Annual Return 2011	rr_AnnualReturn2011	(1.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.58%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund
Allianz AGIC International Managed Volatility Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC International Managed Volatility Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Managed Volatility Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.90%	[1]	0.25%	0.01%	1.16%
Class C	0.90%	[1]	1.00%	0.01%	1.91%
Class R	0.90%	[1]	0.50%	0.01%	1.41%
[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC International Managed Volatility Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	662	898	1,153	1,881
Class C	294	600	1,032	2,233
Class R	144	446	771	1,691

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC International Managed Volatility Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	662	898	1,153	1,881
Class C	194	600	1,032	2,233
Class R	144	446	771	1,691

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
170%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a portfolio of international equities that manages overall portfolio volatility. The Fund normally invests primarily in equity securities of companies located outside of the U.S., and will not invest more than 50% of its net assets in companies within any single country. The Fund ordinarily allocates its investments among a number of different countries, including those in the MSCI EAFE
Index and normally invests at least 80% of its assets in
non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries but may also invest in emerging markets securities. The Fund may invest in issuers of any market capitalization, including smaller capitalization companies.
The Fund intends to utilize an investment strategy that focuses on the overall management of portfolio volatility. This focus may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and
underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or "alpha"). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related
instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Effective February 1, 2012, the Fund changed its name from "Allianz
AGIC International Fund" to "Allianz AGIC International Managed
Volatility Fund" in connection with a change in the Fund's
investment strategy.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual  total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional
Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information. Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have  achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C and  Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 6.40% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 22.14% Lowest 07/01/2008-09/30/2008 -24.19%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC International Managed Volatility Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(18.96%)	(9.56%)	4.42%	3.09%	May 7, 2001
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(19.68%)	(10.98%)	3.11%	1.85%	May 7, 2001
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(12.33%)	(8.34%)	3.33%	2.18%	May 7, 2001
Class C	Class C - Before Taxes	(15.70%)	(9.21%)	4.24%	2.87%	May 7, 2001
Class R	Class R - Before Taxes	(14.47%)	(8.76%)	4.66%	3.28%	May 7, 2001
MSCI EAFE Index	MSCI EAFE Index	(12.14%)	(4.72%)	4.67%	2.71%	May 7, 2001
Lipper International Multi-Cap Core Funds Average	Lipper International Multi-Cap Core Funds Average	(13.64%)	(4.03%)	5.56%	4.03%	May 7, 2001

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC International Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
170%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	170.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in a portfolio of international equities that manages overall portfolio volatility. The Fund normally invests primarily in equity securities of companies located outside of the U.S., and will not invest more than 50% of its net assets in companies within any single country. The Fund ordinarily allocates its investments among a number of different countries, including those in the MSCI EAFE
Index and normally invests at least 80% of its assets in
non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries but may also invest in emerging markets securities. The Fund may invest in issuers of any market capitalization, including smaller capitalization companies.
The Fund intends to utilize an investment strategy that focuses on the overall management of portfolio volatility. This focus may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and
underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or "alpha"). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related
instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Effective February 1, 2012, the Fund changed its name from "Allianz
AGIC International Fund" to "Allianz AGIC International Managed
Volatility Fund" in connection with a change in the Fund's
		investment strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual  total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional
Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information. Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have  achieved the
		performance results shown below under its current investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C and  Class R performance would be lower than Class A performance because
		of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 6.40% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 22.14% Lowest 07/01/2008-09/30/2008 -24.19%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Lipper International Multi-Cap Core Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Multi-Cap Core Funds Average
1 Year	rr_AverageAnnualReturnYear01	(13.64%)
5 Years	rr_AverageAnnualReturnYear05	(4.03%)
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,153
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,881
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	662
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	898
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,153
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,881
Annual Return 2002	rr_AnnualReturn2002	(11.82%)
Annual Return 2003	rr_AnnualReturn2003	42.55%
Annual Return 2004	rr_AnnualReturn2004	27.53%
Annual Return 2005	rr_AnnualReturn2005	21.96%
Annual Return 2006	rr_AnnualReturn2006	30.35%
Annual Return 2007	rr_AnnualReturn2007	3.35%
Annual Return 2008	rr_AnnualReturn2008	(46.17%)
Annual Return 2009	rr_AnnualReturn2009	21.80%
Annual Return 2010	rr_AnnualReturn2010	10.15%
Annual Return 2011	rr_AnnualReturn2011	(14.24%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.19%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.96%)
5 Years	rr_AverageAnnualReturnYear05	(9.56%)
10 Years	rr_AverageAnnualReturnYear10	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(19.68%)
5 Years	rr_AverageAnnualReturnYear05	(10.98%)
10 Years	rr_AverageAnnualReturnYear10	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(12.33%)
5 Years	rr_AverageAnnualReturnYear05	(8.34%)
10 Years	rr_AverageAnnualReturnYear10	3.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.70%)
5 Years	rr_AverageAnnualReturnYear05	(9.21%)
10 Years	rr_AverageAnnualReturnYear10	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	144
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	446
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	771
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,691
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.47%)
5 Years	rr_AverageAnnualReturnYear05	(8.76%)
10 Years	rr_AverageAnnualReturnYear10	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2001

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund
Allianz AGIC Opportunity Fund
Investment Objective
The Fund seeks capital appreciation; no consideration is given to income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the
Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC Opportunity Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Opportunity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.05%	0.25%	0.01%	1.31%
Class B	1.05%	1.00%	0.01%	2.06%
Class C	1.05%	1.00%	0.01%	2.06%
Class R	1.05%	0.50%	0.01%	1.56%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	676	942	1,229	2,042
Class B	709	946	1,308	2,107
Class C	309	646	1,108	2,390
Class R	159	493	850	1,856

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC Opportunity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	676	942	1,229	2,042
Class B	209	646	1,108	2,107
Class C	209	646	1,108	2,390
Class R	159	493	850	1,856

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
130%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating  Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion. The portfolio managers' investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider "growth" companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a
potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a  review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio among different industries.
The Fund may invest in securities issued in initial public offerings
(IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency
Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 4.50% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 35.06% Lowest 10/01/2008-12/31/2008 -28.93%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC Opportunity Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(15.79%)	(1.66%)	3.81%	10.97%	Feb 24, 1984
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(16.15%)	(2.31%)	3.43%	8.91%	Feb 24, 1984
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(9.80%)	(1.62%)	3.19%	8.84%	Feb 24, 1984
Class B	Class B - Before Taxes	(15.81%)	(1.61%)	3.86%	10.99%	Feb 24, 1984
Class C	Class C - Before Taxes	(12.42%)	(1.28%)	3.62%	10.38%	Feb 24, 1984
Class R	Class R - Before Taxes	(11.11%)	(0.76%)	4.17%	10.94%	Feb 24, 1984
Russell 2000 Growth Index	Russell 2000 Growth Index	(2.91%)	2.09%	4.48%	6.91%	Feb 24, 1984
Lipper Small-Cap Growth Funds Average	Lipper Small-Cap Growth Funds Average	(3.35%)	1.47%	4.23%	9.45%	Feb 24, 1984

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation; no consideration is given to income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the
		Fund's statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
130%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating  Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion. The portfolio managers' investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider "growth" companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a
potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a  review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio among different industries.
The Fund may invest in securities issued in initial public offerings
(IPOs) and up to 15% of its assets in non-U.S. securities (without
		limit in American Depositary Receipts (ADRs)).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency
Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance
		because of the lower expenses paid by Class A shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 4.50% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 35.06% Lowest 10/01/2008-12/31/2008 -28.93%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Lipper Small-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Average
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	942
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Annual Return 2002	rr_AnnualReturn2002	(29.40%)
Annual Return 2003	rr_AnnualReturn2003	60.11%
Annual Return 2004	rr_AnnualReturn2004	12.23%
Annual Return 2005	rr_AnnualReturn2005	4.99%
Annual Return 2006	rr_AnnualReturn2006	18.63%
Annual Return 2007	rr_AnnualReturn2007	8.29%
Annual Return 2008	rr_AnnualReturn2008	(46.32%)
Annual Return 2009	rr_AnnualReturn2009	58.54%
Annual Return 2010	rr_AnnualReturn2010	18.51%
Annual Return 2011	rr_AnnualReturn2011	(10.88%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.93%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.79%)
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(16.15%)
5 Years	rr_AverageAnnualReturnYear05	(2.31%)
10 Years	rr_AverageAnnualReturnYear10	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	8.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.80%)
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
10 Years	rr_AverageAnnualReturnYear10	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,107
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.81%)
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
10 Years	rr_AverageAnnualReturnYear10	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.42%)
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	10.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.11%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund
Allianz AGIC U.S. Managed Volatility Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC U.S. Managed Volatility Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC U.S. Managed Volatility Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.70%	[1]	0.25%	0.04%	0.99%
Class B	0.70%	[1]	1.00%	0.04%	1.74%
Class C	0.70%	[1]	1.00%	0.04%	1.74%
[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC U.S. Managed Volatility Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	645	848	1,067	1,696
Class B	677	848	1,144	1,760
Class C	277	548	944	2,052

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC U.S. Managed Volatility Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	645	848	1,067	1,696
Class B	177	548	944	1,760
Class C	177	548	944	2,052

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
199%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The
Fund currently defines "U.S. companies" as those companies that
(i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or
(iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market
capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index (approximately
$1.3 billion as of June 30, 2012). Effective December 1, 2011, the
Fund changed its name from "Allianz AGIC Systematic Growth Fund" to
"Allianz AGIC U.S. Managed Volatility Fund" in connection with a change in the Fund's investment strategy. The Fund intends to utilize an investment strategy that focuses on the overall
management of portfolio volatility. This focus may result in the
Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector,
capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns.
The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or
"alpha"). The portfolio managers consider whether to sell a
particular security when any of the above factors materially changes, or when a more attractive investment candidate is
available.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related
instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity
Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk
(high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and
Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information. Prior to December 1, 2011, the
Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 7.84% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 10/01/2004-12/31/2004 13.01% Lowest 10/01/2008-12/31/2008 -25.14%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC U.S. Managed Volatility Fund	Label		1 Year	5 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes		(2.45%)	(0.61%)	4.76%	Jul 19, 2002
Class A After Taxes on Distributions	Class A - After Taxes on Distributions		(3.86%)	(1.09%)	4.12%	Jul 19, 2002
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares		0.07%	(0.63%)	3.91%	Jul 19, 2002
Class B	Class B - Before Taxes		(2.30%)	(0.60%)	4.71%	Jul 19, 2002
Class C	Class C - Before Taxes		1.41%	(0.21%)	4.59%	Jul 19, 2002
Russell 1000 Index	Russell 1000 Index	[1]	1.50%	(0.02%)	6.73%	Jul 19, 2002
Russell 1000 Growth Index	Russell 1000 Growth Index		2.64%	2.50%	6.87%	Jul 19, 2002
Lipper Large-Cap Growth Funds Average	Lipper Large-Cap Growth Funds Average		(1.91%)	0.96%	4.96%	Jul 19, 2002
[1]	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund's primary benchmark as of December 1, 2011 to reflect certain changes to the Fund's investment strategy.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC U.S. Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
199%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	199.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The
Fund currently defines "U.S. companies" as those companies that
(i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or
(iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market
capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index (approximately
$1.3 billion as of June 30, 2012). Effective December 1, 2011, the
Fund changed its name from "Allianz AGIC Systematic Growth Fund" to
"Allianz AGIC U.S. Managed Volatility Fund" in connection with a change in the Fund's investment strategy. The Fund intends to utilize an investment strategy that focuses on the overall
management of portfolio volatility. This focus may result in the
Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector,
capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns.
The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or
"alpha"). The portfolio managers consider whether to sell a
particular security when any of the above factors materially changes, or when a more attractive investment candidate is
available.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related
instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current
		fiscal year, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity
Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk
(high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government
		agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and
Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information. Prior to December 1, 2011, the
Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown
		below under its current investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because
		of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and th information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 7.84% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 10/01/2004-12/31/2004 13.01% Lowest 10/01/2008-12/31/2008 -25.14%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index	[1]
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Lipper Large-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Average
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	848
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,067
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	645
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	848
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,067
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,696
Annual Return 2003	rr_AnnualReturn2003	19.15%
Annual Return 2004	rr_AnnualReturn2004	11.30%
Annual Return 2005	rr_AnnualReturn2005	3.76%
Annual Return 2006	rr_AnnualReturn2006	15.12%
Annual Return 2007	rr_AnnualReturn2007	17.23%
Annual Return 2008	rr_AnnualReturn2008	(41.50%)
Annual Return 2009	rr_AnnualReturn2009	29.55%
Annual Return 2010	rr_AnnualReturn2010	11.93%
Annual Return 2011	rr_AnnualReturn2011	3.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.14%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.86%)
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	848
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,760
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,760
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002

[1]	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund's primary benchmark as of December 1, 2011 to reflect certain changes to the Fund's investment strategy.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[3]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund
Allianz NFJ All-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ All-Cap Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ All-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.05%	0.25%	0.01%	1.31%
Class B	1.05%	1.00%	0.01%	2.06%
Class C	1.05%	1.00%	0.01%	2.06%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ All-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	676	942	1,229	2,042
Class B	709	946	1,308	2,107
Class C	309	646	1,108	2,390

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ All-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	676	942	1,229	2,042
Class B	209	646	1,108	2,107
Class C	209	646	1,108	2,390

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
36%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund'sinvestment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the
Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less
transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and
Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 4.44% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 07/01/2009-09/30/2009 22.09% Lowest 10/01/2008-12/31/2008 -26.17%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ All-Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(1.92%)	(4.27%)	6.44%	Jul 19, 2002
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(2.49%)	(6.39%)	4.61%	Jul 19, 2000
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(1.25%)	(4.46%)	4.78%	Jul 19, 2002
Class B	Class B - Before Taxes	(2.00%)	(4.16%)	6.39%	Jul 19, 2002
Class C	Class C - Before Taxes	2.01%	(3.93%)	6.26%	Jul 19, 2002
Russell 3000 Value Index	Russell 3000 Value Index	(0.10%)	(2.58%)	6.57%	Jul 19, 2002
Lipper Multi-Cap Value Funds Average	Lipper Multi-Cap Value Funds Average	(3.06%)	(2.00%)	6.32%	Jul 19, 2002

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ All-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
36%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund'sinvestment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the
Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities,
		including emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less
transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and
Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because
		of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 4.44% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 07/01/2009-09/30/2009 22.09% Lowest 10/01/2008-12/31/2008 -26.17%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are for Class A shares only. After-tax returns for
		other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Russell 3000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Lipper Multi-Cap Value Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Value Funds Average
1 Year	rr_AverageAnnualReturnYear01	(3.06%)
5 Years	rr_AverageAnnualReturnYear05	(2.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	942
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Annual Return 2003	rr_AnnualReturn2003	33.98%
Annual Return 2004	rr_AnnualReturn2004	20.35%
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	18.41%
Annual Return 2007	rr_AnnualReturn2007	(5.40%)
Annual Return 2008	rr_AnnualReturn2008	(41.89%)
Annual Return 2009	rr_AnnualReturn2009	26.95%
Annual Return 2010	rr_AnnualReturn2010	17.48%
Annual Return 2011	rr_AnnualReturn2011	3.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.17%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.92%)
5 Years	rr_AverageAnnualReturnYear05	(4.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.49%)
5 Years	rr_AverageAnnualReturnYear05	(6.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2000
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	(4.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,107
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.00%)
5 Years	rr_AverageAnnualReturnYear05	(4.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	(3.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2002

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund
Allianz NFJ Dividend Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ Dividend Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Dividend Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.80%	0.25%	0.01%	1.06%
Class B	0.80%	1.00%	0.01%	1.81%
Class C	0.80%	1.00%	0.01%	1.81%
Class R	0.80%	0.50%	0.01%	1.31%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ Dividend Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	652	869	1,103	1,773
Class B	684	869	1,180	1,837
Class C	284	569	980	2,127
Class R	133	415	718	1,579

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ Dividend Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	652	869	1,103	1,773
Class B	184	569	980	1,837
Class C	184	569	980	2,127
Class R	133	415	718	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
42%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion.
The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes.
In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative
analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts
(REITs) and in non-U.S. securities, including emerging market securities.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less
transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 5.79% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 17.37% Lowest 10/01/2008-12/31/2008 -23.55%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ Dividend Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(2.58%)	(3.74%)	4.44%	5.82%	May 8, 2000
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(3.55%)	(5.32%)	3.03%	4.17%	May 8, 2000
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(1.70%)	(3.96%)	3.12%	4.18%	May 8, 2000
Class B	Class B - Before Taxes	(2.59%)	(3.68%)	4.49%	5.86%	May 8, 2000
Class C	Class C - Before Taxes	1.34%	(3.37%)	4.26%	5.54%	May 8, 2000
Class R	Class R - Before Taxes	2.93%	(2.88%)	4.78%	6.07%	May 8, 2000
Russell 1000 Value Index	Russell 1000 Value Index	0.39%	(2.64%)	3.89%	3.55%	May 8, 2000
Lipper Equity Income Funds Average	Lipper Equity Income Funds Average	3.10%	0.44%	4.42%	4.18%	May 8, 2000

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
42%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion.
The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes.
In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative
analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts
		(REITs) and in non-U.S. securities, including emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less
transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance
		because of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 5.79% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 17.37% Lowest 10/01/2008-12/31/2008 -23.55%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Lipper Equity Income Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Average
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,773
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	652
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	869
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,773
Annual Return 2002	rr_AnnualReturn2002	(7.06%)
Annual Return 2003	rr_AnnualReturn2003	27.61%
Annual Return 2004	rr_AnnualReturn2004	13.88%
Annual Return 2005	rr_AnnualReturn2005	11.48%
Annual Return 2006	rr_AnnualReturn2006	24.12%
Annual Return 2007	rr_AnnualReturn2007	4.24%
Annual Return 2008	rr_AnnualReturn2008	(36.25%)
Annual Return 2009	rr_AnnualReturn2009	12.91%
Annual Return 2010	rr_AnnualReturn2010	13.08%
Annual Return 2011	rr_AnnualReturn2011	3.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.55%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	(3.74%)
10 Years	rr_AverageAnnualReturnYear10	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.55%)
5 Years	rr_AverageAnnualReturnYear05	(5.32%)
10 Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.70%)
5 Years	rr_AverageAnnualReturnYear05	(3.96%)
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,837
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,837
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
5 Years	rr_AverageAnnualReturnYear05	(3.68%)
10 Years	rr_AverageAnnualReturnYear10	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.34%
5 Years	rr_AverageAnnualReturnYear05	(3.37%)
10 Years	rr_AverageAnnualReturnYear10	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
10 Years	rr_AverageAnnualReturnYear10	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund
Allianz NFJ International Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ International Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ International Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.04%	0.25%	0.01%	1.30%
Class C	1.04%	1.00%	0.01%	2.05%
Class R	1.04%	0.50%	0.01%	1.55%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ International Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	675	939	1,224	2,032
Class C	308	643	1,103	2,379
Class R	158	490	845	1,845

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ International Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	675	939	1,224	2,032
Class C	208	643	1,103	2,379
Class R	158	490	845	1,845

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
38%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) of
non-U.S. companies with market capitalizations greater than
$1 billion. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in
American Depositary Receipts (ADRs). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other  instruments in which the
Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Focused
Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 6.31% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.26% Lowest 10/01/2008-12/31/2008 -26.03%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ International Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(16.13%)	(1.60%)	12.27%	Jan 31, 2003
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(16.85%)	(2.68%)	10.18%	Jan 31, 2003
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(10.46%)	(1.85%)	9.63%	Jan 31, 2003
Class C	Class C - Before Taxes	(12.78%)	(1.23%)	12.17%	Jan 31, 2003
Class R	Class R - Before Taxes	(11.44%)	(0.72%)	12.71%	Jan 31, 2003
MSCI AC World Index ex USA	MSCI AC World Index ex USA	(13.71%)	(2.92%)	9.51%	Jan 31, 2003
Lipper International Large-Cap Core Funds Average	Lipper International Large-Cap Core Funds Average	(12.60%)	(4.93%)	6.92%	Jan 31, 2003

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
38%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) of
non-U.S. companies with market capitalizations greater than
$1 billion. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in
American Depositary Receipts (ADRs). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental
		research, the portfolio managers select securities for the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other  instruments in which the
Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Focused
Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because
		of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 6.31% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.26% Lowest 10/01/2008-12/31/2008 -26.03%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | MSCI AC World Index ex USA
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Index ex USA
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Lipper International Large-Cap Core Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Average
1 Year	rr_AverageAnnualReturnYear01	(12.60%)
5 Years	rr_AverageAnnualReturnYear05	(4.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	675
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,224
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,032
Annual Return 2004	rr_AnnualReturn2004	28.40%
Annual Return 2005	rr_AnnualReturn2005	18.61%
Annual Return 2006	rr_AnnualReturn2006	30.06%
Annual Return 2007	rr_AnnualReturn2007	26.96%
Annual Return 2008	rr_AnnualReturn2008	(44.59%)
Annual Return 2009	rr_AnnualReturn2009	41.33%
Annual Return 2010	rr_AnnualReturn2010	10.62%
Annual Return 2011	rr_AnnualReturn2011	(11.24%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.03%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.13%)
5 Years	rr_AverageAnnualReturnYear05	(1.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(16.85%)
5 Years	rr_AverageAnnualReturnYear05	(2.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(10.46%)
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.78%)
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,845
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund
Allianz NFJ Large-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ Large-Cap Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Large-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.85%	0.25%	0.01%	1.11%
Class B	0.85%	1.00%	0.01%	1.86%
Class C	0.85%	1.00%	0.01%	1.86%
Class R	0.85%	0.50%	0.01%	1.36%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ Large-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	657	883	1,128	1,827
Class B	689	885	1,206	1,892
Class C	289	585	1,006	2,180
Class R	138	431	745	1,635

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ Large-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	657	883	1,128	1,827
Class B	189	585	1,006	1,892
Class C	189	585	1,006	2,180
Class R	138	431	745	1,635

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
27%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company's market capitalization to be large if it equals or exceeds the market capitalization of the 400th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least approximately $7 billion as of June 30,
2012). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the
Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions
(i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a
combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 6.90% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 16.94% Lowest 10/01/2008-12/31/2008 -25.42%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ Large-Cap Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(4.06%)	(5.25%)	3.18%	4.46%	May 8, 2000
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(4.86%)	(6.01%)	2.29%	3.42%	May 8, 2000
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(2.66%)	(4.79%)	2.30%	3.31%	May 8, 2000
Class B	Class B - Before Taxes	(4.24%)	(5.25%)	3.15%	4.44%	May 8, 2000
Class C	Class C - Before Taxes	(0.26%)	(4.90%)	2.99%	4.20%	May 8, 2000
Class R	Class R - Before Taxes	1.25%	(4.42%)	3.55%	4.76%	May 8, 2000
Russell Top 200 Value Index	Russell Top 200 Value Index	1.12%	(3.68%)	2.31%	1.61%	May 8, 2000
Lipper Large-Cap Value Funds Average	Lipper Large-Cap Value Funds Average	(2.15%)	(2.67%)	2.87%	2.98%	May 8, 2000

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ Large-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
27%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company's market capitalization to be large if it equals or exceeds the market capitalization of the 400th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least approximately $7 billion as of June 30,
2012). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the
Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions
(i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a
combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities,
		including emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance
		because of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 6.90% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 16.94% Lowest 10/01/2008-12/31/2008 -25.42%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Russell Top 200 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Top 200 Value Index
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05	(3.68%)
10 Years	rr_AverageAnnualReturnYear10	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Lipper Large-Cap Value Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Average
1 Year	rr_AverageAnnualReturnYear01	(2.15%)
5 Years	rr_AverageAnnualReturnYear05	(2.67%)
10 Years	rr_AverageAnnualReturnYear10	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	657
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,128
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Annual Return 2002	rr_AnnualReturn2002	(7.26%)
Annual Return 2003	rr_AnnualReturn2003	25.04%
Annual Return 2004	rr_AnnualReturn2004	16.52%
Annual Return 2005	rr_AnnualReturn2005	9.76%
Annual Return 2006	rr_AnnualReturn2006	20.79%
Annual Return 2007	rr_AnnualReturn2007	3.50%
Annual Return 2008	rr_AnnualReturn2008	(40.82%)
Annual Return 2009	rr_AnnualReturn2009	15.76%
Annual Return 2010	rr_AnnualReturn2010	12.27%
Annual Return 2011	rr_AnnualReturn2011	1.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.42%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.06%)
5 Years	rr_AverageAnnualReturnYear05	(5.25%)
10 Years	rr_AverageAnnualReturnYear10	3.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.86%)
5 Years	rr_AverageAnnualReturnYear05	(6.01%)
10 Years	rr_AverageAnnualReturnYear10	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	(4.79%)
10 Years	rr_AverageAnnualReturnYear10	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,892
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.24%)
5 Years	rr_AverageAnnualReturnYear05	(5.25%)
10 Years	rr_AverageAnnualReturnYear10	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
5 Years	rr_AverageAnnualReturnYear05	(4.90%)
10 Years	rr_AverageAnnualReturnYear10	2.99%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	745
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(4.42%)
10 Years	rr_AverageAnnualReturnYear10	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2000

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund
Allianz NFJ Mid-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the
Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ Mid-Cap Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Mid-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.00%	0.25%	0.01%	1.26%
Class B	1.00%	1.00%	0.01%	2.01%
Class C	1.00%	1.00%	0.01%	2.01%
Class R	1.00%	0.50%	0.01%	1.51%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ Mid-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	671	928	1,204	1,989
Class B	704	930	1,283	2,054
Class C	304	630	1,083	2,338
Class R	154	477	824	1,802

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ Mid-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	671	928	1,204	1,989
Class B	204	630	1,083	2,054
Class C	204	630	1,083	2,338
Class R	154	477	824	1,802

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
27%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion. Effective December 1, 2011, the Fund changed its name from "Allianz NFJ Renaissance Fund" to "Allianz NFJ Mid-Cap Value Fund"
and, consistent with the type of investments suggested by the Fund's name, adopted the 80% test referred to above. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued.
The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities (without limit in American Depositary Receipts (ADRs)) and may invest up to
20% of its assets in real estate investment trusts (REITs).
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them
(Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover
Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads).  If they did, returns would be lower than those shown.  Class B,
Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 4.92% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 32.77% Lowest 07/01/2002-09/30/2002 -31.78%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ Mid-Cap Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(6.70%)	(1.02%)	3.33%	10.46%	Apr 18, 1988
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(7.08%)	(2.36%)	1.92%	7.95%	Apr 18, 1988
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(4.35%)	(1.45%)	2.36%	7.91%	Apr 18, 1988
Class B	Class B - Before Taxes	(6.84%)	(0.94%)	3.38%	10.48%	Apr 18, 1988
Class C	Class C - Before Taxes	(2.97%)	(0.64%)	3.14%	9.90%	Apr 18, 1988
Class R	Class R - Before Taxes	(1.44%)	(0.13%)	3.63%	10.37%	Apr 18, 1988
Russell Midcap Value Index	Russell Midcap Value Index	(1.38%)	0.04%	7.67%	11.22%	Apr 18, 1988
Lipper Multi-Cap Core Funds Average	Lipper Multi-Cap Core Funds Average	(2.66%)	0.64%	3.50%	9.02%	Apr 18, 1988

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the
		Fund's statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
27%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion. Effective December 1, 2011, the Fund changed its name from "Allianz NFJ Renaissance Fund" to "Allianz NFJ Mid-Cap Value Fund"
and, consistent with the type of investments suggested by the Fund's name, adopted the 80% test referred to above. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued.
The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities (without limit in American Depositary Receipts (ADRs)) and may invest up to
		20% of its assets in real estate investment trusts (REITs).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them
(Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover
Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of
Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current
		investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads).  If they did, returns would be lower than those shown.  Class B,
Class C and Class R performance would be lower than Class A performance
		because of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 4.92% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 32.77% Lowest 07/01/2002-09/30/2002 -31.78%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Russell Midcap Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	11.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Lipper Multi-Cap Core Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Core Funds Average
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
Annual Return 2002	rr_AnnualReturn2002	(26.10%)
Annual Return 2003	rr_AnnualReturn2003	58.46%
Annual Return 2004	rr_AnnualReturn2004	15.54%
Annual Return 2005	rr_AnnualReturn2005	(3.61%)
Annual Return 2006	rr_AnnualReturn2006	12.00%
Annual Return 2007	rr_AnnualReturn2007	5.54%
Annual Return 2008	rr_AnnualReturn2008	(40.04%)
Annual Return 2009	rr_AnnualReturn2009	33.57%
Annual Return 2010	rr_AnnualReturn2010	20.49%
Annual Return 2011	rr_AnnualReturn2011	(1.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.78%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
10 Years	rr_AverageAnnualReturnYear10	3.33%
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.08%)
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
10 Years	rr_AverageAnnualReturnYear10	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.35%)
5 Years	rr_AverageAnnualReturnYear05	(1.45%)
10 Years	rr_AverageAnnualReturnYear10	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,054
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,054
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.84%)
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
10 Years	rr_AverageAnnualReturnYear10	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	9.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
10 Years	rr_AverageAnnualReturnYear10	3.63%
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1988

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund
Allianz NFJ Small-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ Small-Cap Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Small-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.93%	0.25%	0.01%	1.19%
Class B	0.93%	1.00%	0.01%	1.94%
Class C	0.93%	1.00%	0.01%	1.94%
Class R	0.93%	0.50%	0.01%	1.44%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ Small-Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	665	907	1,168	1,914
Class B	697	909	1,247	1,979
Class C	297	609	1,047	2,264
Class R	147	456	787	1,724

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ Small-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	665	907	1,168	1,914
Class B	197	609	1,047	1,979
Class C	197	609	1,047	2,264
Class R	147	456	787	1,724

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
26%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund
currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and
$3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund
representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts'
earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative
analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts
(REITs) and non-U.S. securities, including emerging market securities.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less
transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 1.58% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 17.16% Lowest 10/01/2008-12/31/2008 -21.03%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz NFJ Small-Cap Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(3.51%)	3.11%	9.62%	11.37%	Oct 1, 1991
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(4.47%)	1.77%	8.29%	9.60%	Oct 1, 1991
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(1.73%)	2.12%	7.99%	9.29%	Oct 1, 1991
Class B	Class B - Before Taxes	(3.59%)	3.18%	9.66%	11.40%	Oct 1, 1991
Class C	Class C - Before Taxes	0.35%	3.50%	9.42%	10.86%	Oct 1, 1991
Class R	Class R - Before Taxes	1.85%	4.03%	9.96%	11.35%	Oct 1, 1991
Russell 2000 Value Index	Russell 2000 Value Index	(5.50%)	(1.87%)	6.40%	10.71%	Oct 1, 1991
Lipper Small-Cap Core Funds Average	Lipper Small-Cap Core Funds Average	(5.16%)	(0.07%)	6.90%	9.80%	Oct 1, 1991

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz NFJ Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
26%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund
currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and
$3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund
representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts'
earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative
analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts
		(REITs) and non-U.S. securities, including emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less
transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance
		because of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 1.58% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 17.16% Lowest 10/01/2008-12/31/2008 -21.03%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Lipper Small-Cap Core Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Average
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years	rr_AverageAnnualReturnYear10	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,168
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	665
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,168
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
Annual Return 2002	rr_AnnualReturn2002	2.54%
Annual Return 2003	rr_AnnualReturn2003	30.22%
Annual Return 2004	rr_AnnualReturn2004	23.08%
Annual Return 2005	rr_AnnualReturn2005	10.33%
Annual Return 2006	rr_AnnualReturn2006	18.56%
Annual Return 2007	rr_AnnualReturn2007	6.11%
Annual Return 2008	rr_AnnualReturn2008	(26.46%)
Annual Return 2009	rr_AnnualReturn2009	23.94%
Annual Return 2010	rr_AnnualReturn2010	24.89%
Annual Return 2011	rr_AnnualReturn2011	2.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.51%)
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	11.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,979
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,979
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.59%)
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	9.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	9.96%
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1991

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund
Allianz RCM Global Commodity Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page
100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Global Commodity Equity Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global Commodity Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.15%	0.25%	0.02%	1.42%
Class C	1.15%	1.00%	0.02%	2.17%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Global Commodity Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	687	975	1,284	2,158
Class C	320	679	1,164	2,503

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Global Commodity Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	687	975	1,284	2,158
Class C	220	679	1,164	2,503

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
190%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the
Agriculture, Energy, Materials or Commodity-Related Industrials
sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and
agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper
products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. The Fund also has a fundamental policy to invest at least 25% of its total assets in the "natural resources" sector, as described in the SAI. Under normal conditions, the portfolio managers seek to allocate
investments such that the Fund has exposure to a diverse range of commodities within each of the three primary commodity sectors of
Agriculture, Energy and Materials. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United
States. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, included
exchange-traded funds ("ETFs").

The Fund's portfolio managers evaluate the relative attractiveness of individual commodity cycles, including supply-demand
fundamentals, pricing outlook and impact on U.S. and non-U.S.
macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that they believe are likely to offer the best investment opportunities.
The portfolio managers seek to evaluate the correlation of degree to which companies' earnings are linked to commodity price changes, as well as companies' fundamental value and prospects for growth.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the commodity sectors), industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Commodity-Related Companies Risk)).
Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, sector-specific custom benchmarks and a performance average
of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 -2.27% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.59% Lowest 07/01/2008-09/30/2008 -37.71%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for Class C shares will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Global Commodity Equity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(20.24%)	(0.22%)	9.20%	Jun 30, 2004
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(20.24%)	(0.53%)	7.97%	Jun 30, 2004
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(13.16%)	(0.26%)	7.47%	Jun 30, 2004
Class C	Class C - Before Taxes	(17.08%)	0.20%	9.22%	Jun 30, 2004
MSCI World Index	MSCI World Index	(5.54%)	(2.37%)	3.48%	Jun 30, 2004
World Energy & Materials Composite	World Energy & Materials Composite	(8.51%)	1.93%	9.45%	Jun 30, 2004
Custom Commodity Equity Benchmark	Custom Commodity Equity Benchmark	(11.16%)	3.91%	11.45%	Jun 30, 2004
Lipper Global Natural Resources Funds Average	Lipper Global Natural Resources Funds Average	(16.79%)	1.55%	11.31%	Jun 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Global Commodity Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page
		100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
190%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the
Agriculture, Energy, Materials or Commodity-Related Industrials
sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and
agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper
products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. The Fund also has a fundamental policy to invest at least 25% of its total assets in the "natural resources" sector, as described in the SAI. Under normal conditions, the portfolio managers seek to allocate
investments such that the Fund has exposure to a diverse range of commodities within each of the three primary commodity sectors of
Agriculture, Energy and Materials. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United
States. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, included
exchange-traded funds ("ETFs").

The Fund's portfolio managers evaluate the relative attractiveness of individual commodity cycles, including supply-demand
fundamentals, pricing outlook and impact on U.S. and non-U.S.
macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that they believe are likely to offer the best investment opportunities.
The portfolio managers seek to evaluate the correlation of degree to which companies' earnings are linked to commodity price changes, as well as companies' fundamental value and prospects for growth.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as
		of the most recent fiscal year end, it may do so at any time.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the commodity sectors), industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Commodity-Related Companies Risk)).
Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, sector-specific custom benchmarks and a performance average
of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, sector-specific custom benchmarks and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower
		expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 -2.27% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.59% Lowest 07/01/2008-09/30/2008 -37.71%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for Class C shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for Class C shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | World Energy & Materials Composite
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	World Energy & Materials Composite
1 Year	rr_AverageAnnualReturnYear01	(8.51%)
5 Years	rr_AverageAnnualReturnYear05	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Custom Commodity Equity Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Commodity Equity Benchmark
1 Year	rr_AverageAnnualReturnYear01	(11.16%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Lipper Global Natural Resources Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Natural Resources Funds Average
1 Year	rr_AverageAnnualReturnYear01	(16.79%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	687
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	687
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	975
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,284
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
Annual Return 2005	rr_AnnualReturn2005	44.29%
Annual Return 2006	rr_AnnualReturn2006	15.54%
Annual Return 2007	rr_AnnualReturn2007	52.61%
Annual Return 2008	rr_AnnualReturn2008	(54.29%)
Annual Return 2009	rr_AnnualReturn2009	54.95%
Annual Return 2010	rr_AnnualReturn2010	14.73%
Annual Return 2011	rr_AnnualReturn2011	(15.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.71%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(20.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(20.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(13.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.08%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund
Allianz RCM Global Small-Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Global Small-Cap Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global Small-Cap Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.35%	[1]	0.25%	0.01%	1.61%
Class B	1.35%	[1]	1.00%	0.01%	2.36%
Class C	1.35%	[1]	1.00%	0.01%	2.36%
[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Global Small-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	705	1,030	1,378	2,356
Class B	739	1,036	1,460	2,422
Class C	339	736	1,260	2,696

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Global Small-Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	705	1,030	1,378	2,356
Class B	239	736	1,260	2,422
Class C	239	736	1,260	2,696

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
80%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index
(between $11.4 million and $5.6 billion as of June 30, 2012). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the
MSCI World Small-Cap Index, which as of June 30, 2012 would permit the Fund to maintain a weighted-average market capitalization ranging from $929 million to $3.7 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than
France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States,
Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The allocation of Fund assets among these three regions is set from time to time and periodically adjusted through a collaborative effort among the most senior portfolio manager in the regions.

The portfolio managers in Europe and Asia develop forecasts of economic growth, inflation and interest rates that are used to help identify countries and other geographies within the applicable region that are likely to offer the best investment opportunities.
The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers in Europe and Asia ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation;
substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development;
and differentiated or superior products and services or a steady stream of new products and services.

The portfolio managers in the United States follow a disciplined, fundamental bottom-up research process focusing on North
American companies with sustainable growth characteristics that are undergoing positive fundamental change. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers in the United States believe that positive fundamental change is occurring and will likely lead to
accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, these portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and
Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges.
For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the
Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the
predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 11.76% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.18% Lowest 10/01/2008-12/31/2008 -28.56%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Global Small-Cap Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(10.68%)	(3.88%)	6.30%	8.87%	Dec 31, 1996
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(10.68%)	(4.12%)	6.16%	7.94%	Dec 31, 1996
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(6.94%)	(3.22%)	5.57%	7.40%	Dec 31, 1996
Class B	Class B - Before Taxes	(10.90%)	(3.87%)	6.30%	8.88%	Dec 31, 1996
Class C	Class C - Before Taxes	(7.15%)	(3.51%)	6.14%	8.49%	Dec 31, 1996
MSCI World Small-Cap Index	MSCI World Small-Cap Index	(9.06%)	(0.64%)	8.02%	6.44%	Dec 31, 1996
Lipper Global Small-/Mid-Cap Funds Average	Lipper Global Small-/Mid-Cap Funds Average	(13.56%)	(1.25%)	6.10%	7.09%	Dec 31, 1996

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Global Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
80%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index
(between $11.4 million and $5.6 billion as of June 30, 2012). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the
MSCI World Small-Cap Index, which as of June 30, 2012 would permit the Fund to maintain a weighted-average market capitalization ranging from $929 million to $3.7 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than
France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States,
Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The allocation of Fund assets among these three regions is set from time to time and periodically adjusted through a collaborative effort among the most senior portfolio manager in the regions.

The portfolio managers in Europe and Asia develop forecasts of economic growth, inflation and interest rates that are used to help identify countries and other geographies within the applicable region that are likely to offer the best investment opportunities.
The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers in Europe and Asia ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation;
substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development;
and differentiated or superior products and services or a steady stream of new products and services.

The portfolio managers in the United States follow a disciplined, fundamental bottom-up research process focusing on North
American companies with sustainable growth characteristics that are undergoing positive fundamental change. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers in the United States believe that positive fundamental change is occurring and will likely lead to
accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, these portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as
		of the most recent fiscal year end, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and
Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges.
For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the
Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the
predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of th risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because
		of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 11.76% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.18% Lowest 10/01/2008-12/31/2008 -28.56%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | MSCI World Small-Cap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Small-Cap Index
1 Year	rr_AverageAnnualReturnYear01	(9.06%)
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Lipper Global Small-/Mid-Cap Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Small-/Mid-Cap Funds Average
1 Year	rr_AverageAnnualReturnYear01	(13.56%)
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
10 Years	rr_AverageAnnualReturnYear10	6.10%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,030
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,356
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	705
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,030
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,378
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,356
Annual Return 2002	rr_AnnualReturn2002	(18.14%)
Annual Return 2003	rr_AnnualReturn2003	57.17%
Annual Return 2004	rr_AnnualReturn2004	22.36%
Annual Return 2005	rr_AnnualReturn2005	18.59%
Annual Return 2006	rr_AnnualReturn2006	20.24%
Annual Return 2007	rr_AnnualReturn2007	4.93%
Annual Return 2008	rr_AnnualReturn2008	(53.24%)
Annual Return 2009	rr_AnnualReturn2009	43.22%
Annual Return 2010	rr_AnnualReturn2010	30.72%
Annual Return 2011	rr_AnnualReturn2011	(5.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.56%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.68%)
5 Years	rr_AverageAnnualReturnYear05	(3.88%)
10 Years	rr_AverageAnnualReturnYear10	6.30%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.68%)
5 Years	rr_AverageAnnualReturnYear05	(4.12%)
10 Years	rr_AverageAnnualReturnYear10	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.94%)
5 Years	rr_AverageAnnualReturnYear05	(3.22%)
10 Years	rr_AverageAnnualReturnYear10	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	739
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,422
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,422
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.90%)
5 Years	rr_AverageAnnualReturnYear05	(3.87%)
10 Years	rr_AverageAnnualReturnYear10	6.30%
Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.15%)
5 Years	rr_AverageAnnualReturnYear05	(3.51%)
10 Years	rr_AverageAnnualReturnYear10	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund
Allianz RCM Large-Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Large-Cap Growth Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Large-Cap Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.85%	0.25%	0.01%	1.11%
Class B	0.85%	1.00%	0.01%	1.86%
Class C	0.85%	1.00%	0.01%	1.86%
Class R	0.85%	0.50%	0.01%	1.36%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Large-Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	657	883	1,128	1,827
Class B	689	885	1,206	1,892
Class C	289	585	1,006	2,180
Class R	138	431	745	1,635

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Large-Cap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	657	883	1,128	1,827
Class B	189	585	1,006	1,892
Class C	189	585	1,006	2,180
Class R	138	431	745	1,635

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
46%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
U.S. companies with market capitalizations of at least $5 billion.
The Fund may also invest up to 20% of its assets in non-U.S.
securities (but no more than 10% in any one non-U.S. country or 10%
in companies organized or headquartered in emerging market
countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.
In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although  the
Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 7.42% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 17.23% Lowest 10/01/2008-12/31/2008 -21.43%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Large-Cap Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(10.20%)	(0.76%)	0.91%	5.10%	Dec 31, 1996
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(10.20%)	(1.13%)	0.61%	4.15%	Dec 31, 1996
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(6.63%)	(0.68%)	0.74%	4.12%	Dec 31, 1996
Class B	Class B - Before Taxes	(10.43%)	(0.75%)	0.87%	5.07%	Dec 31, 1996
Class C	Class C - Before Taxes	(6.64%)	(0.37%)	0.73%	4.71%	Dec 31, 1996
Class R	Class R - Before Taxes	(5.27%)	0.12%	1.22%	5.23%	Dec 31, 1996
Russell 1000 Growth Index	Russell 1000 Growth Index	2.64%	2.50%	2.60%	4.45%	Dec 31, 1996
S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	2.92%	5.45%	Dec 31, 1996
Lipper Large-Cap Growth Funds Average	Lipper Large-Cap Growth Funds Average	(1.91%)	0.96%	1.94%	4.53%	Dec 31, 1996

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Large-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
46%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
U.S. companies with market capitalizations of at least $5 billion.
The Fund may also invest up to 20% of its assets in non-U.S.
securities (but no more than 10% in any one non-U.S. country or 10%
in companies organized or headquartered in emerging market
countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.
In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although  the
Fund did not invest significantly in derivative instruments as of the
		most recent fiscal year end, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk
(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance
		because of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 7.42% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 17.23% Lowest 10/01/2008-12/31/2008 -21.43%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Lipper Large-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Average
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	657
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,128
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Annual Return 2002	rr_AnnualReturn2002	(23.28%)
Annual Return 2003	rr_AnnualReturn2003	18.38%
Annual Return 2004	rr_AnnualReturn2004	6.52%
Annual Return 2005	rr_AnnualReturn2005	9.97%
Annual Return 2006	rr_AnnualReturn2006	6.86%
Annual Return 2007	rr_AnnualReturn2007	13.01%
Annual Return 2008	rr_AnnualReturn2008	(38.59%)
Annual Return 2009	rr_AnnualReturn2009	38.46%
Annual Return 2010	rr_AnnualReturn2010	11.35%
Annual Return 2011	rr_AnnualReturn2011	(4.97%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.43%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.20%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.20%)
5 Years	rr_AverageAnnualReturnYear05	(1.13%)
10 Years	rr_AverageAnnualReturnYear10	0.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.63%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,892
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.43%)
5 Years	rr_AverageAnnualReturnYear05	(0.75%)
10 Years	rr_AverageAnnualReturnYear10	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.64%)
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
10 Years	rr_AverageAnnualReturnYear10	0.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	745
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.27%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund
Allianz RCM Mid-Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Mid-Cap Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Mid-Cap Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.87%	0.25%	0.01%	1.13%
Class B	0.87%	1.00%	0.01%	1.88%
Class C	0.87%	1.00%	0.01%	1.88%
Class R	0.87%	0.50%	0.01%	1.38%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Mid-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	659	889	1,138	1,849
Class B	691	891	1,216	1,914
Class C	291	591	1,016	2,201
Class R	140	437	755	1,657

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Mid-Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	659	889	1,138	1,849
Class B	191	591	1,016	1,914
Class C	191	591	1,016	2,201
Class R	140	437	755	1,657

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
303%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index
(between $1.3 billion and $19.1 billion as of June 30, 2012). The
Fund normally invests primarily in equity securities of U.S.
companies. The portfolio managers ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial
capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity
securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 2.91% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 20.37% Lowest 10/01/2008-12/31/2008 -26.32%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Mid-Cap Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(11.92%)	1.60%	2.94%	12.58%	Nov 6, 1979
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(12.40%)	1.43%	2.33%	8.38%	Nov 6, 1979
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(7.15%)	1.34%	2.27%	8.72%	Nov 6, 1979
Class B	Class B - Before Taxes	(11.98%)	1.61%	3.06%	12.58%	Nov 6, 1979
Class C	Class C - Before Taxes	(8.14%)	1.98%	2.87%	12.02%	Nov 6, 1979
Class R	Class R - Before Taxes	(7.08%)	2.59%	3.48%	12.60%	Nov 6, 1979
Russell Midcap Index	Russell Midcap Index	(1.55%)	1.41%	6.99%	12.85%	Nov 6, 1979
Russell Midcap Growth Index	Russell Midcap Growth Index	(1.65%)	2.44%	5.29%	11.83%	Nov 6, 1979
Lipper Mid-Cap Growth Funds Average	Lipper Mid-Cap Growth Funds Average	(4.30%)	2.19%	4.36%	11.02%	Nov 6, 1979

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Mid-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
303%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	303.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index
(between $1.3 billion and $19.1 billion as of June 30, 2012). The
Fund normally invests primarily in equity securities of U.S.
companies. The portfolio managers ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial
capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity
securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most
		recent fiscal year end, it may do so at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B,
Class C and Class R performance would be lower than Class A performance
		because of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 2.91% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 20.37% Lowest 10/01/2008-12/31/2008 -26.32%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	12.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Lipper Mid-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Average
1 Year	rr_AverageAnnualReturnYear01	(4.30%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,138
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	659
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	889
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,138
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,849
Annual Return 2001	rr_AnnualReturn2001	(27.53%)
Annual Return 2002	rr_AnnualReturn2002	27.47%
Annual Return 2003	rr_AnnualReturn2003	14.22%
Annual Return 2004	rr_AnnualReturn2004	9.43%
Annual Return 2005	rr_AnnualReturn2005	6.90%
Annual Return 2006	rr_AnnualReturn2006	13.76%
Annual Return 2007	rr_AnnualReturn2007	(41.83%)
Annual Return 2008	rr_AnnualReturn2008	47.28%
Annual Return 2009	rr_AnnualReturn2009	26.10%
Annual Return 2010	rr_AnnualReturn2010	(6.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.32%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.92%)
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	12.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.40%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.15%)
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,216
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.98%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	12.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,201
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.14%)
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	12.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	437
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	755
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,657
Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.08%)
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	12.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund
Allianz RCM Technology Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Technology Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Technology Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.30%	0.25%	0.03%	1.58%
Class B	1.30%	1.00%	0.03%	2.33%
Class C	1.30%	1.00%	0.03%	2.33%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Technology Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	702	1,021	1,363	2,325
Class B	736	1,027	1,445	2,391
Class C	336	727	1,245	2,666

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Technology Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	702	1,021	1,363	2,325
Class B	236	727	1,245	2,391
Class C	236	727	1,245	2,666

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
176%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least
80%  of its net assets (plus borrowings made for investment purposes)
in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies.
Derivatives transactions may have the effect of either magnifying or limiting the Fund's gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United
States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is
"non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to invest in options, swaps and, to a lesser extent, foreign exchange contracts.
The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options) as well as call options on indices and exchange-traded funds. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund's investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the technology
sectors), industries, or geographic regions increases risk and volatility (Focused Investment Risk (Technology-Related Risk)).
Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk).
Other principal risks include: Credit Risk (an issuer or
counterparty may default on obligations); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling
enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a
sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the
predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/12-6/30/12 7.82% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 37.05% Lowest 04/01/2002-06/30/2002 -24.85%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Technology Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(15.36%)	2.76%	4.33%	11.40%	Dec 27, 1995
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(15.36%)	2.30%	4.10%	10.73%	Dec 27, 1995
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(9.98%)	2.23%	3.71%	10.00%	Dec 27, 1995
Class B	Class B - Before Taxes	(15.56%)	2.80%	4.29%	11.38%	Dec 27, 1995
Class C	Class C - Before Taxes	(11.99%)	3.16%	4.13%	10.96%	Dec 27, 1995
NASDAQ Composite Index	NASDAQ Composite Index	(1.80%)	1.52%	2.94%	5.85%	Dec 27, 1995
S&P North American Technology Sector Index	S&P North American Technology Sector Index	(0.87%)	3.84%	2.44%	7.21%	Dec 27, 1995
Lipper Global Science & Technology Funds Average	Lipper Global Science & Technology Funds Average	(8.72%)	3.68%	4.36%	9.60%	Dec 27, 1995

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
176%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least
80%  of its net assets (plus borrowings made for investment purposes)
in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies.
Derivatives transactions may have the effect of either magnifying or limiting the Fund's gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United
States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is
"non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to invest in options, swaps and, to a lesser extent, foreign exchange contracts.
The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options) as well as call options on indices and exchange-traded funds. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund's investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its
		exposure to credit, currency and interest rate risk.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the technology
sectors), industries, or geographic regions increases risk and volatility (Focused Investment Risk (Technology-Related Risk)).
Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk).
Other principal risks include: Credit Risk (an issuer or
counterparty may default on obligations); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling
enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a
sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the
predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because
		of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 7.82% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 37.05% Lowest 04/01/2002-06/30/2002 -24.85%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | S&P North American Technology Sector Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P North American Technology Sector Index
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Lipper Global Science & Technology Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Science & Technology Funds Average
1 Year	rr_AverageAnnualReturnYear01	(8.72%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,021
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,325
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	702
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,021
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,363
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,325
Annual Return 2002	rr_AnnualReturn2002	(40.61%)
Annual Return 2003	rr_AnnualReturn2003	68.54%
Annual Return 2004	rr_AnnualReturn2004	17.49%
Annual Return 2005	rr_AnnualReturn2005	8.43%
Annual Return 2006	rr_AnnualReturn2006	4.59%
Annual Return 2007	rr_AnnualReturn2007	28.73%
Annual Return 2008	rr_AnnualReturn2008	(47.91%)
Annual Return 2009	rr_AnnualReturn2009	57.30%
Annual Return 2010	rr_AnnualReturn2010	28.34%
Annual Return 2011	rr_AnnualReturn2011	(10.43%)
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.85%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.36%)
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	4.33%
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.36%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.98%)
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	736
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,391
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,391
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.56%)
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	336
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.99%)
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund
Allianz RCM Wellness Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class
A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Wellness Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Wellness Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.20%	0.25%	0.01%	1.46%
Class B	1.20%	1.00%	0.01%	2.21%
Class C	1.20%	1.00%	0.01%	2.21%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Wellness Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	690	986	1,304	2,200
Class B	724	991	1,385	2,266
Class C	324	691	1,185	2,544

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Wellness Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	690	986	1,304	2,200
Class B	224	691	1,185	2,266
Class C	224	691	1,185	2,544

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
95%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in
U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western
Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities.
Although the Fund may invest in companies of any market
capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below
$100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development;
and differentiated or superior products and services or a steady stream of new products and services. The Fund is "non-diversified,"
which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to write
(sell) put and call options on securities for hedging, risk
management or other purposes.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the wellness sector), industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Wellness-Related Risk)). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment
Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks"  in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual
Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the
Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the
predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

ore Recent Return Information 1/1/12-6/30/12 12.94% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 18.73% Lowest 10/01/2008-12/31/2008 -17.46%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Wellness Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A - Before Taxes	(0.86%)	2.96%	2.37%	9.59%	Dec 31, 1996
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(2.37%)	2.65%	2.22%	8.51%	Dec 31, 1996
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	1.38%	2.52%	2.04%	7.95%	Dec 31, 1996
Class B	Class B - Before Taxes	(0.52%)	2.99%	2.33%	9.57%	Dec 31, 1996
Class C	Class C - Before Taxes	3.14%	3.36%	2.18%	9.18%	Dec 31, 1996
MSCI World Index	MSCI World Index	(5.54%)	(2.37%)	3.62%	4.20%	Dec 31, 1996
World Healthcare & Consumer Blended Benchmark	World Healthcare & Consumer Blended Benchmark	7.16%	2.06%	4.04%	3.61%	Dec 31, 1996
Lipper Health/Biotechnology Funds Average	Lipper Health/Biotechnology Funds Average	8.40%	4.76%	4.41%	8.93%	Dec 31, 1996

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Wellness Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class
A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 100 of the Fund's statutory
		prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
95%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these
		assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in
U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western
Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities.
Although the Fund may invest in companies of any market
capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below
$100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development;
and differentiated or superior products and services or a steady stream of new products and services. The Fund is "non-diversified,"
which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to write
(sell) put and call options on securities for hedging, risk
		management or other purposes.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for invest purposes) in wellness-related companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the wellness sector), industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Wellness-Related Risk)). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment
Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks"  in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual
Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the
Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the
predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because
		of the lower expenses paid by Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ore Recent Return Information 1/1/12-6/30/12 12.94% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 18.73% Lowest 10/01/2008-12/31/2008 -17.46%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | World Healthcare & Consumer Blended Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	World Healthcare & Consumer Blended Benchmark
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Lipper Health/Biotechnology Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Health/Biotechnology Funds Average
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,200
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	690
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	986
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,304
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,200
Annual Return 2002	rr_AnnualReturn2002	(26.66%)
Annual Return 2003	rr_AnnualReturn2003	29.04%
Annual Return 2004	rr_AnnualReturn2004	12.67%
Annual Return 2005	rr_AnnualReturn2005	1.87%
Annual Return 2006	rr_AnnualReturn2006	0.58%
Annual Return 2007	rr_AnnualReturn2007	10.04%
Annual Return 2008	rr_AnnualReturn2008	(26.43%)
Annual Return 2009	rr_AnnualReturn2009	30.63%
Annual Return 2010	rr_AnnualReturn2010	10.37%
Annual Return 2011	rr_AnnualReturn2011	4.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.46%)
Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,266
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,266
Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,544
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,544
Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.